UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08342

Global Macro Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Portfolio

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about the Global Macro Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Global Macro Absolute Return Fund. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Macro Portfolio	$114	1.09%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) absolute performance:

↑ A long exposure to Surinamese sovereign credit contributed to performance following a debt restructuring that significantly reduced debt service obligations

↑ A long exposure to Egyptian local bonds contributed to returns during a period marked by positive reforms, International Monetary Fund (IMF) support, and regional support amid the Israel-Hamas conflict

↑ A long exposure to Uzbekistani local bonds, which benefited from perceptions of strengthening political institutions, contributed to returns during the period

↓ In contrast, a short exposure to South African sovereign credit detracted from returns as national elections resulted in a new coalition government expected to focus on structural reforms that may increase economic growth in South Africa

↓ Optimism about South Africa’s new government caused the South African rand to strengthen, and a short position in the currency detracted from performance

↓ Derivatives — led by credit-default swaps used to manage credit exposures and foreign exchange forwards used to manage currency exposures — hurt returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Global Macro Portfolio	Bloomberg Global Aggregate Index (USD Hedged)	ICE BofA 3-Month U.S. Treasury Bill Index
10/14	$10,000	$10,000	$10,000
11/14	$10,055	$10,094	$10,000
12/14	$10,016	$10,146	$10,000
1/15	$10,137	$10,335	$10,001
2/15	$10,213	$10,274	$10,001
3/15	$10,205	$10,333	$10,001
4/15	$10,240	$10,275	$10,001
5/15	$10,276	$10,233	$10,001
6/15	$10,212	$10,106	$10,001
7/15	$10,248	$10,206	$10,001
8/15	$10,163	$10,179	$10,002
9/15	$10,033	$10,239	$10,002
10/15	$10,180	$10,272	$10,002
11/15	$10,249	$10,277	$10,002
12/15	$10,279	$10,249	$10,006
1/16	$10,180	$10,399	$10,006
2/16	$10,192	$10,499	$10,008
3/16	$10,299	$10,586	$10,013
4/16	$10,335	$10,604	$10,016
5/16	$10,408	$10,648	$10,016
6/16	$10,433	$10,851	$10,020
7/16	$10,483	$10,916	$10,023
8/16	$10,626	$10,910	$10,025
9/16	$10,657	$10,909	$10,030
10/16	$10,687	$10,803	$10,032
11/16	$10,612	$10,625	$10,034
12/16	$10,690	$10,654	$10,038
1/17	$10,720	$10,615	$10,043
2/17	$10,728	$10,706	$10,047
3/17	$10,854	$10,701	$10,049
4/17	$10,909	$10,774	$10,055
5/17	$10,940	$10,837	$10,060
6/17	$10,971	$10,806	$10,069
7/17	$10,954	$10,842	$10,077
8/17	$11,022	$10,941	$10,087
9/17	$11,029	$10,890	$10,096
10/17	$11,097	$10,936	$10,105
11/17	$11,141	$10,953	$10,113
12/17	$11,148	$10,977	$10,124
1/18	$11,229	$10,899	$10,136
2/18	$11,199	$10,875	$10,146
3/18	$11,194	$10,965	$10,160
4/18	$11,128	$10,924	$10,173
5/18	$11,061	$10,965	$10,189
6/18	$10,994	$10,985	$10,206
7/18	$11,014	$10,988	$10,222
8/18	$10,896	$11,022	$10,240
9/18	$10,879	$10,980	$10,256
10/18	$10,811	$10,958	$10,274
11/18	$10,768	$11,012	$10,295
12/18	$10,781	$11,171	$10,314
1/19	$10,921	$11,289	$10,334
2/19	$10,997	$11,303	$10,353
3/19	$10,997	$11,505	$10,376
4/19	$11,023	$11,512	$10,395
5/19	$11,088	$11,678	$10,419
6/19	$11,253	$11,842	$10,442
7/19	$11,419	$11,935	$10,461
8/19	$11,365	$12,205	$10,482
9/19	$11,480	$12,149	$10,501
10/19	$11,497	$12,128	$10,521
11/19	$11,645	$12,114	$10,534
12/19	$11,833	$12,089	$10,549
1/20	$11,917	$12,307	$10,563
2/20	$11,867	$12,458	$10,579
3/20	$11,074	$12,264	$10,610
4/20	$11,363	$12,462	$10,611
5/20	$11,671	$12,498	$10,611
6/20	$11,803	$12,560	$10,612
7/20	$11,813	$12,697	$10,614
8/20	$11,959	$12,605	$10,615
9/20	$11,941	$12,651	$10,616
10/20	$11,964	$12,652	$10,617
11/20	$12,140	$12,724	$10,618
12/20	$12,257	$12,763	$10,620
1/21	$12,309	$12,695	$10,621
2/21	$12,318	$12,497	$10,621
3/21	$12,257	$12,448	$10,622
4/21	$12,323	$12,481	$10,622
5/21	$12,404	$12,509	$10,623
6/21	$12,470	$12,570	$10,622
7/21	$12,452	$12,726	$10,623
8/21	$12,519	$12,700	$10,623
9/21	$12,514	$12,580	$10,624
10/21	$12,481	$12,548	$10,623
11/21	$12,418	$12,637	$10,624
12/21	$12,525	$12,586	$10,625
1/22	$12,491	$12,388	$10,624
2/22	$12,326	$12,223	$10,626
3/22	$12,086	$11,960	$10,629
4/22	$12,258	$11,638	$10,630
5/22	$12,135	$11,622	$10,638
6/22	$11,960	$11,446	$10,640
7/22	$11,755	$11,738	$10,645
8/22	$11,997	$11,431	$10,663
9/22	$11,892	$11,064	$10,689
10/22	$11,982	$11,026	$10,706
11/22	$12,269	$11,307	$10,741
12/22	$12,467	$11,174	$10,779
1/23	$12,666	$11,431	$10,813
2/23	$12,727	$11,249	$10,848
3/23	$12,710	$11,498	$10,895
4/23	$12,741	$11,557	$10,929
5/23	$12,881	$11,512	$10,972
6/23	$13,084	$11,505	$11,022
7/23	$13,131	$11,509	$11,066
8/23	$13,146	$11,494	$11,116
9/23	$13,066	$11,296	$11,167
10/23	$13,081	$11,216	$11,217
11/23	$13,161	$11,602	$11,267
12/23	$13,338	$11,972	$11,320
1/24	$13,451	$11,949	$11,368
2/24	$13,597	$11,867	$11,415
3/24	$13,826	$11,974	$11,466
4/24	$13,825	$11,781	$11,515
5/24	$14,006	$11,885	$11,571
6/24	$13,989	$11,988	$11,618
7/24	$14,105	$12,220	$11,670
8/24	$14,121	$12,354	$11,726
9/24	$14,239	$12,497	$11,777
10/24	$14,204	$12,328	$11,821

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Global Macro Portfolio	8.70%	4.32%	3.57%
Bloomberg Global Aggregate Index (USD Hedged)Footnote Reference1	9.92%	0.33%	2.11%
ICE BofA 3-Month U.S. Treasury Bill Index	5.39%	2.36%	1.69%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,770,575,482
# of Portfolio Holdings (including derivatives)	1,187
Portfolio Turnover Rate	156%
Total Advisory Fees Paid	$9,804,859

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Sovereign Government Bonds
49.9%
Short-Term Investments
26.5%
Common Stocks
4.8%
U.S. Treasury Obligations
4.5%
Foreign Corporate Bonds
4.0%
Collateralized Mortgage Obligations
3.9%
Sovereign Loans
3.4%
Insurance Linked Securities
1.2%
Other†
1.8%

Value	Value
OtherFootnote Reference†	1.8%
Insurance Linked Securities	1.2%
Sovereign Loans	3.4%
Collateralized Mortgage Obligations	3.9%
Foreign Corporate Bonds	4.0%
U.S. Treasury Obligations	4.5%
Common Stocks	4.8%
Short-Term Investments	26.5%
Sovereign Government Bonds	49.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	8.0%
Uzbekistan	4.6%
Serbia	3.1%
Singapore	2.5%
Dominican Republic	2.5%
India	2.3%
Iceland	2.3%
Other	18.8%
Total Long Exposure	44.1%
South Africa	(2.1)%
Philippines	(2.6)%
Euro	(9.0)%
Other	(8.1)%
Total Short Exposure	(21.8)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Eaton Vance Global Macro Absolute Return Fund. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

GM Port.-TSR-AR

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2023 and October 31, 2024 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/23	10/31/24
Audit Fees	$148,900	$133,682
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$6,817	$0

Total	$155,717	$133,682

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2023 and October 31, 2024; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/23	10/31/24
Registrant	$6,817	$0
Eaton Vance(1)	$0	$18,490

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Global Macro Portfolio
October 31, 2024
Consolidated Portfolio of Investments

Collateralized Mortgage Obligations — 3.7%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 1817, Class Z, 6.50%, 2/15/26	$1	$ 1,426
Series 1927, Class ZA, 6.50%, 1/15/27	13	13,024
Series 2344, Class ZD, 6.50%, 8/15/31	120	121,930
Series 2458, Class ZB, 7.00%, 6/15/32	262	272,277
Federal National Mortgage Association:
Series 1996-35, Class Z, 7.00%, 7/25/26	2	2,262
Series 1998-16, Class H, 7.00%, 4/18/28	44	45,634
Series 1998-44, Class ZA, 6.50%, 7/20/28	66	67,863
Series 1999-25, Class Z, 6.00%, 6/25/29	75	74,976
Series 2000-2, Class ZE, 7.50%, 2/25/30	13	13,345
Series 2000-49, Class A, 8.00%, 3/18/27	9	9,224
Series 2001-31, Class ZA, 6.00%, 7/25/31	580	581,491
Series 2001-74, Class QE, 6.00%, 12/25/31	189	192,827
Series 2009-48, Class WA, 5.788%, 7/25/39(1)	800	807,971
Series 2011-38, Class SA, 0.00%, (13.157% - 30-day SOFR Average x 3, Floor 0.00%), 5/25/41(2)	648	469,404
Series 2023-54, Class C, 6.50%, 11/25/53	2,610	2,758,938
Interest Only:(3) Series 2018-21, Class IO, 3.00%, 4/25/48	4,034	651,418
Government National Mortgage Association:
Series 2023-148, Class HL, 6.50%, 10/20/53	2,610	2,721,596
Sereis 2023-151, Class GL, 6.50%, 10/20/53	1,890	1,971,145
Series 2023-155, Class CH, 6.50%, 10/20/53	7,140	7,453,289
Series 2023-165, Class EY, 6.50%, 11/20/53	13,070	13,640,569
Series 2023-169, Class JW, 6.50%, 11/20/53	1,400	1,463,664
Series 2024-1, Class GL, 6.00%, 1/20/54	1,384	1,425,796
Series 2024-3, Class CY, 6.00%, 1/20/54	544	560,460
Series 2024-6, Class CB, 6.00%, 1/20/54	2,427	2,500,418
Series 2024-6, Class LB, 6.00%, 1/20/54	462	475,978
Series 2024-25, Class GL, 6.00%, 2/20/54	792	802,450
JPM Lending Facility, 11.90%, (SOFR + 7.00%), 7/15/29(4)	7,013	7,008,335
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(1)(5)	21,121	19,880,637
Total Collateralized Mortgage Obligations (identified cost $69,796,401)		$ 65,988,347

Common Stocks — 4.6%
Security	Shares	Value
Argentina — 0.3%
Banco BBVA Argentina SA ADR(6)	73,365	$ 1,010,236
Security	Shares	Value
Argentina (continued)
Banco Hipotecario SA, Class D	453,628	$ 156,523
Banco Macro SA ADR(6)	15,846	1,239,633
Banco Patagonia SA, Class B	1,396	2,306
Grupo Financiero Galicia SA ADR(6)	30,373	1,601,264
Grupo Supervielle SA ADR(6)	74,709	679,852
		$ 4,689,814
Belgium — 0.0%(7)
Cenergy Holdings SA	38,091	$ 361,985
		$ 361,985
Bulgaria — 0.2%
Eurohold Bulgaria AD(6)	5,122,901	$ 4,075,528
		$ 4,075,528
Cyprus — 0.5%
Bank of Cyprus Holdings PLC	1,975,000	$ 9,087,334
		$ 9,087,334
Georgia — 0.7%
Bank of Georgia Group PLC	76,094	$ 4,091,403
Georgia Capital PLC(6)	268,333	3,509,628
TBC Bank Group PLC	140,522	4,983,159
		$ 12,584,190
Greece — 0.7%
Alpha Services and Holdings SA	703,647	$ 1,059,924
Athens International Airport SA	9,630	82,611
Eurobank Ergasias Services and Holdings SA, Class A	826,417	1,710,039
Hellenic Telecommunications Organization SA	56,951	941,063
Ideal Holdings SA	7,980	52,811
JUMBO SA	33,531	894,930
Metlen Energy & Metals SA	33,575	1,179,539
Motor Oil (Hellas) Corinth Refineries SA	19,112	408,147
National Bank of Greece SA	245,580	1,924,051
OPAP SA	57,558	983,385
Optima bank SA	37,037	519,500
Piraeus Financial Holdings SA	335,238	1,263,120
Public Power Corp. SA	60,394	794,030
		$ 11,813,150
Iceland — 0.2%
Arion Banki Hf.(5)	1,015,472	$ 1,166,247
Eik fasteignafelag Hf.	3,253,209	324,703
Eimskipafelag Islands Hf.	220,734	582,111
Hagar Hf.	921,987	638,803

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Security	Shares	Value
Iceland (continued)
Heimar Hf.(6)	1,291,872	$ 314,161
Islandsbanki Hf.	668,258	614,561
Reitir fasteignafelag Hf.	875,641	622,090
Siminn Hf.	1,879,514	160,257
		$ 4,422,933
Kazakhstan — 0.1%
Kaspi.KZ JSC ADR	17,678	$ 1,947,055
		$ 1,947,055
Luxembourg — 0.0%(7)
Zabka Group SA(6)	75,581	$ 405,025
		$ 405,025
Malaysia — 0.3%
Axiata Group Bhd.	392,700	$ 201,938
CelcomDigi Bhd.	512,200	397,240
CIMB Group Holdings Bhd.	419,700	761,054
Inari Amertron Bhd.	324,500	210,365
Malayan Banking Bhd.	378,600	906,676
Malaysia Airports Holdings Bhd.	115,200	266,500
Maxis Bhd.	327,300	269,495
Petronas Chemicals Group Bhd.	186,600	229,826
Public Bank Bhd.	417,000	419,620
Telekom Malaysia Bhd.	332,900	492,850
Tenaga Nasional Bhd.	343,500	1,098,904
		$ 5,254,468
Philippines — 0.2%
Ayala Corp.	23,190	$ 274,330
Ayala Land, Inc.	550,600	308,871
Bank of the Philippine Islands	197,400	484,895
BDO Unibank, Inc.	197,910	517,966
International Container Terminal Services, Inc.	77,120	524,088
SM Investments Corp.	44,540	718,190
SM Prime Holdings, Inc.	1,063,200	559,225
		$ 3,387,565
Poland — 0.7%
Alior Bank SA	12,747	$ 278,544
Allegro.eu SA(5)(6)	86,656	762,532
Asseco Poland SA	8,176	183,408
Bank Millennium SA(6)	90,317	188,072
Bank Polska Kasa Opieki SA	27,625	966,495
Budimex SA	1,894	236,871
CCC SA(6)	6,265	276,744
Security	Shares	Value
Poland (continued)
CD Projekt SA	9,934	$ 399,965
Cyfrowy Polsat SA(6)	37,248	117,795
Dino Polska SA(5)(6)	7,411	615,524
Enea SA(6)	40,894	113,822
Eurocash SA	12,785	27,551
Grupa Azoty SA(6)	7,581	39,207
Grupa Kety SA	1,406	239,644
Jastrzebska Spolka Weglowa SA(6)	7,729	51,922
KGHM Polska Miedz SA	20,962	784,559
KRUK SA	2,601	278,667
LPP SA	163	593,209
mBank SA(6)	2,284	321,195
Orange Polska SA	97,956	190,789
ORLEN SA	87,109	1,137,388
PGE Polska Grupa Energetyczna SA(6)	136,156	235,387
Powszechna Kasa Oszczednosci Bank Polski SA	130,941	1,819,326
Powszechny Zaklad Ubezpieczen SA	90,409	896,604
Santander Bank Polska SA	5,403	605,882
Tauron Polska Energia SA(6)	157,615	145,753
Text SA	2,804	41,562
Warsaw Stock Exchange	4,044	42,925
XTB SA(5)	8,685	140,717
		$ 11,732,059
Spain — 0.0%(7)
AmRest Holdings SE(6)	11,440	$ 59,711
		$ 59,711
United Kingdom — 0.0%(7)
Pepco Group NV(6)(8)	26,354	$ 112,786
		$ 112,786
United States — 0.0%(7)
Titan Cement International SA	12,450	$ 445,227
		$ 445,227
Vietnam — 0.7%
Bank for Foreign Trade of Vietnam JSC(6)	99,972	$ 369,747
Coteccons Construction JSC(6)	12,000	31,807
Duc Giang Chemicals JSC	62,000	274,626
FPT Corp.	486,028	2,601,913
FPT Digital Retail JSC(6)	21,900	150,262
Gemadept Corp.	83,400	214,673
Hoa Phat Group JSC(6)	523,025	554,849
Khang Dien House Trading & Investment JSC(6)	85,800	113,346
KIDO Group Corp.	11,162	22,361

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Security	Shares	Value
Vietnam (continued)
Military Commercial Joint Stock Bank	914,921	$ 965,950
Mobile World Investment Corp.	703,598	1,845,063
Nam Long Investment Corp.	112,700	176,888
Phat Dat Real Estate Development Corp.(6)	140,000	115,953
Phu Nhuan Jewelry JSC	226,740	906,997
Refrigeration Electrical Engineering Corp.	330,956	894,549
SSI Securities Corp.	97,200	101,819
Vietnam Dairy Products JSC	90,281	235,976
Vietnam Joint Stock Commercial Bank for Industry & Trade(6)	286,000	402,478
Vietnam Prosperity JSC Bank	551,000	445,071
Vietnam Technological & Commercial Joint Stock Bank	1,180,800	1,112,126
Vingroup JSC(6)	78,738	129,236
		$ 11,665,690
Total Common Stocks (identified cost $66,142,695)		$ 82,044,520

Convertible Bonds — 0.0%(7)
Security	Principal Amount (000's omitted)		Value
China — 0.0%(7)
Sunac China Holdings Ltd., 1.00% PIK, 9/30/32(8)	USD	595	$ 65,446
Total Convertible Bonds (identified cost $531,163)			$ 65,446

Foreign Corporate Bonds — 3.9%
Security	Principal Amount (000's omitted)		Value
China — 0.1%
KWG Group Holdings Ltd., 7.875%, 8/30/24(9)	USD	1,571	$ 137,659
Shimao Group Holdings Ltd., 5.60%, 7/15/26(8)(9)	USD	5,100	343,740
Sunac China Holdings Ltd.:
6.00%, (5.00% cash or 6.00% PIK), 9/30/26(8)(10)	USD	506	88,472
6.25%, (5.25% cash or 6.25% PIK), 9/30/27(8)(10)	USD	507	83,933
6.50%, (5.50% cash or 6.50% PIK), 9/30/27(8)(10)	USD	1,016	160,024
6.75%, (5.75% cash or 6.75% PIK), 9/30/28(8)(10)	USD	1,528	236,797
7.00%, (6.00% cash or 7.00% PIK), 9/30/29(8)(10)	USD	1,531	220,142
Security	Principal Amount (000's omitted)		Value
China (continued)
Sunac China Holdings Ltd.: (continued)
7.25%, (6.25% cash or 7.25% PIK), 9/30/30(8)(10)	USD	721	$ 99,153
Times China Holdings Ltd.:
5.55%, 6/4/24(8)(9)	USD	3,999	154,961
6.75%, 7/16/23(8)(9)	USD	2,966	114,933
			$ 1,639,814
Georgia — 0.6%
Bank of Georgia JSC:
9.50% to 7/16/29(5)(11)(12)	USD	200	$ 196,245
9.50% to 7/16/29(8)(11)(12)	USD	8,200	8,049,144
TBC Bank JSC, 10.25% to 7/30/29(8)(11)(12)	USD	3,320	3,296,644
			$ 11,542,033
Hungary — 0.1%
MBH Bank Nyrt, 8.625% to 10/19/26, 10/19/27(8)(12)	EUR	1,243	$ 1,442,709
			$ 1,442,709
Iceland — 0.0%
Wow Air Hf.:
0.00%(9)(11)(13)	EUR	79	$ 0
0.00%, (3 mo. EURIBOR + 9.00%)(9)(11)(13)	EUR	3,600	0
			$ 0
India — 0.0%(7)
Reliance Communications Ltd., 6.50%, 11/6/20(8)(9)	USD	1,800	$ 30,600
			$ 30,600
Kazakhstan — 0.4%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(5)	KZT	3,466,500	$ 7,051,718
			$ 7,051,718
Mexico — 0.0%(7)
Alpha Holding SA de CV:
9.00%, 2/10/25(8)(9)	USD	3,667	$ 45,840
10.00%, 12/19/22(8)(9)	USD	1,741	21,764
			$ 67,604
Moldova — 0.0%(7)
Aragvi Finance International DAC, 8.45%, 4/29/26(8)	USD	293	$ 292,063
			$ 292,063

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Paraguay — 0.2%
Itau BBA International PLC, 9.03%, 2/19/30	PYG	27,417,630	$ 3,771,569
			$ 3,771,569
Saint Lucia — 0.0%(7)
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 12.00%, (9.00% cash and 3.00% PIK), 5/25/27	USD	48	$ 48,382
			$ 48,382
Supranational — 0.3%
European Bank for Reconstruction & Development:
17.20%, 4/9/26(8)	USD	2,600	$ 2,595,468
17.35%, 3/1/27(8)	USD	1,000	980,392
International Finance Corp., 16.00%, 2/21/25	UZS	16,000,000	1,253,864
			$ 4,829,724
Uzbekistan — 1.7%
Ipoteka-Bank ATIB, 20.50%, 4/25/27(8)	UZS	42,080,000	$ 3,291,650
Jscb Agrobank, 9.25%, 10/2/29(8)	USD	7,973	8,138,032
Uzbek Industrial & Construction Bank ATB, 21.00%, 7/24/27(8)	UZS	232,110,000	18,541,675
			$ 29,971,357
Venezuela — 0.5%
Petroleos de Venezuela SA:
5.375%, 4/12/27(8)(9)	USD	18,366	$ 1,825,227
5.50%, 4/12/37(8)(9)	USD	4,827	477,913
6.00%, 10/28/22(8)(9)	USD	4,204	336,309
6.00%, 5/16/24(8)(9)	USD	19,598	1,891,247
6.00%, 11/15/26(8)(9)	USD	10,434	1,017,323
8.50%, 10/27/20(8)(9)	USD	939	851,039
9.00%, 11/17/21(8)(9)	USD	5,842	600,143
9.75%, 5/17/35(8)(9)	USD	7,081	803,739
12.75%, 2/17/22(8)(9)	USD	3,893	437,428
			$ 8,240,368
Total Foreign Corporate Bonds (identified cost $89,148,165)			$ 68,927,941

Insurance Linked Securities — 1.2%
Security	Shares	Value
Reinsurance Side Cars — 0.8%
Eden Re II Ltd.:
Series 2021A, 0.00%, 3/21/25(5)(13)(14)(15)	160,708	$ 3,696
Series 2022A, 0.00%, 3/20/26(5)(13)(14)(15)	10,974	7,045
Series 2022B, 0.00%, 3/20/26(5)(13)(14)(15)	9,412	8,957
Series 2023B, 0.00%, 3/19/27(5)(13)(14)(15)	7,394	154,242
Series 2024A, 0.00%, 3/17/28(5)(13)(14)(15)	3,000,000	3,428,100
Series 2024B, 0.00%, 3/17/28(5)(13)(14)(15)	2,700,000	3,129,300
Mt. Logan Re Ltd., Series A-1(6)(13)(15)(16)	4,400	7,647,627
		$ 14,378,967
Segregated Account/Funds — 0.4%
PartnerRe ILS Fund SAC Ltd.(13)(15)(16)	5,700,000	$ 6,427,890
		$ 6,427,890
Total Insurance Linked Securities (identified cost $15,917,573)		$ 20,806,857

Loan Participation Notes — 0.9%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.9%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(8)(13)(17)	UZS	75,986,720	$ 5,976,207
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(8)(13)(17)	UZS	125,249,130	9,795,491
Total Loan Participation Notes (identified cost $17,773,977)			$ 15,771,698

Rights — 0.0%(7)
Security	Shares	Value
Vietnam — 0.0%(7)
Gemadept Corp., Exp. 11/26/24(6)	83,400	$ 39,918
SSI Securities Corp., Exp. 11/7/24(6)	81,000	3,717
Total Rights (identified cost $37,136)		$ 43,635

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Senior Floating-Rate Loans — 0.4%(18)
Borrower/Description	Principal Amount (000's omitted)	Value
Argentina — 0.2%
Provincia De Neuquen:
Term Loan, 4.658%, (SOFR), 11/28/27	$1,196	$ 1,207,868
Term Loan, 12.068%, (SOFR + 7.41%), 11/1/27	1,397	1,411,193
Term Loan, 12.719%, (SOFR + 7.41%), 11/1/27	1,177	1,188,371
		$ 3,807,432
Uzbekistan — 0.2%
Navoi Mining & Metallurgical Co., Term Loan, 9.407%, (SOFR + 4.76%), 4/23/27	$2,744	$ 2,736,737
		$ 2,736,737
Total Senior Floating-Rate Loans (identified cost $6,574,296)		$ 6,544,169

Sovereign Government Bonds — 48.2%
Security	Principal Amount (000's omitted)		Value
Albania — 1.4%
Albania Government International Bonds:
3.50%, 11/23/31(8)	EUR	3,050	$ 3,157,947
5.90%, 6/9/28(8)	EUR	6,602	7,549,845
Albanian Government Bonds:
4.30%, 7/10/27	ALL	257,400	2,889,677
4.70%, 2/23/27	ALL	78,200	886,669
4.95%, 7/22/29	ALL	373,900	4,229,455
5.25%, 1/26/29	ALL	487,600	5,581,188
6.13%, 7/25/34	ALL	36,300	410,683
			$ 24,705,464
Angola — 1.5%
Angola Government International Bonds:
8.75%, 4/14/32(8)	USD	9,313	$ 8,463,189
9.125%, 11/26/49(8)	USD	12,823	10,755,291
9.375%, 5/8/48(8)	USD	9,624	8,239,275
			$ 27,457,755
Armenia — 1.0%
Republic of Armenia Treasury Bonds:
9.00%, 4/29/26	AMD	254,810	$ 655,408
9.25%, 4/29/28	AMD	1,439,030	3,665,833
Security	Principal Amount (000's omitted)		Value
Armenia (continued)
Republic of Armenia Treasury Bonds: (continued)
9.60%, 10/29/33	AMD	3,896,075	$ 9,890,935
9.75%, 10/29/50	AMD	618,877	1,568,134
9.75%, 10/29/52	AMD	673,150	1,702,058
			$ 17,482,368
Bahamas — 0.3%
Bahamas Government International Bonds:
6.00%, 11/21/28(8)	USD	2,350	$ 2,236,730
6.95%, 11/20/29(8)	USD	588	562,128
8.95%, 10/15/32(8)	USD	3,110	3,198,353
			$ 5,997,211
Barbados — 0.5%
Barbados Government International Bonds, 6.50%, 10/1/29(8)	USD	9,176	$ 8,878,070
			$ 8,878,070
Benin — 1.4%
Benin Government International Bonds:
4.875%, 1/19/32(8)	EUR	8,006	$ 7,792,084
4.95%, 1/22/35(8)	EUR	3,809	3,461,987
6.875%, 1/19/52(8)	EUR	13,654	12,407,103
7.96%, 2/13/38(8)	USD	1,471	1,450,682
			$ 25,111,856
Cameroon — 1.9%
Republic of Cameroon International Bonds:
5.95%, 7/7/32(8)	EUR	14,643	$ 12,851,842
9.50%, 7/31/31(8)	USD	21,392	20,542,898
			$ 33,394,740
Colombia — 0.7%
Titulos De Tesoreria B, 2.25%, 4/18/29	COP	59,194,433	$ 11,760,602
			$ 11,760,602
Czech Republic — 2.3%
Czech Republic Government Bonds:
2.00%, 10/13/33	CZK	514,000	$ 18,723,403
4.90%, 4/14/34	CZK	499,080	22,764,601
			$ 41,488,004

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Dominican Republic — 2.3%
Dominican Republic Bonds:
8.00%, 1/15/27(8)	DOP	96,000	$ 1,518,672
8.00%, 2/12/27(8)	DOP	490,340	7,741,671
11.25%, 9/15/35(5)	DOP	106,250	1,930,022
12.00%, 8/8/25(5)	DOP	332,200	5,588,278
12.75%, 9/23/29(5)	DOP	368,500	6,825,288
13.00%, 6/10/34(8)	DOP	232,600	4,607,457
13.625%, 2/3/33(5)	DOP	206,150	4,131,867
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(8)	DOP	31,580	503,904
12.00%, 10/3/25(5)	DOP	138,420	2,335,613
13.00%, 12/5/25(5)	DOP	216,700	3,671,218
13.00%, 1/30/26(5)	DOP	161,230	2,745,875
			$ 41,599,865
Ecuador — 1.2%
Ecuador Government International Bonds:
0.00%, 7/31/30(8)	USD	12,657	$ 6,943,350
5.00%, 7/31/40(8)	USD	1,130	484,775
5.00%, 7/31/40(8)	USD	1,709	733,027
6.90%, 7/31/30(8)	USD	20,098	13,873,728
			$ 22,034,880
Egypt — 3.9%
Egypt Government Bonds, 24.458%, 10/1/27	EGP	3,479,554	$ 69,790,717
			$ 69,790,717
El Salvador — 0.4%
El Salvador Government International Bonds:
7.65%, 6/15/35(8)	USD	730	$ 637,832
8.25%, 4/10/32(8)	USD	1,451	1,361,088
9.25%, 4/17/30(8)	USD	4,539	4,510,631
			$ 6,509,551
Ethiopia — 1.1%
Ethiopia International Bonds, 6.625%, 12/11/24(8)(9)	USD	24,115	$ 18,900,131
			$ 18,900,131
Georgia — 0.4%
Georgia Government International Bonds, 2.75%, 4/22/26(8)	USD	1,214	$ 1,139,337
Georgia Treasury Bonds:
8.00%, 7/13/34	GEL	2,496	881,832
8.25%, 8/28/29	GEL	10,600	3,891,952
Security	Principal Amount (000's omitted)		Value
Georgia (continued)
Georgia Treasury Bonds: (continued)
8.375%, 7/25/31	GEL	2,338	$ 856,860
			$ 6,769,981
Ghana — 0.5%
Ghana Cocoa Bonds:
13.00%, 8/30/27	GHS	4,122	$ 177,386
13.00%, 8/28/28	GHS	4,122	159,617
Ghana Government International Bonds:
0.00%, 7/3/26(5)	USD	11	10,472
0.00%, 7/3/26(8)	USD	559	520,022
0.00%, 1/3/30(5)	USD	19	14,764
0.00%, 1/3/30(8)	USD	1,503	1,142,366
5.00% to 7/3/28, 7/3/29(5)(19)	USD	85	73,258
5.00% to 7/3/28, 7/3/29(8)(19)	USD	4,717	4,057,020
5.00% to 7/3/28, 7/3/35(5)(19)	USD	49	34,079
5.00% to 7/3/28, 7/3/35(8)(19)	USD	3,667	2,562,717
Republic of Ghana Government Bonds:
8.95%, (5.00% cash and 3.95% PIK), 2/11/31	GHS	165	5,167
9.25%, (5.00% cash and 4.25% PIK), 2/8/33	GHS	4,122	115,217
9.70%, (5.00% cash and 4.70% PIK), 2/5/36	GHS	4,122	107,860
			$ 8,979,945
Greece — 0.0%(7)
Hellenic Republic Government Bonds, 0.00%, GDP-Linked, 10/15/42	EUR	230,127	$ 650,833
			$ 650,833
Iceland — 1.8%
Republic of Iceland:
6.50%, 1/24/31	ISK	3,198,073	$ 22,942,671
7.00%, 9/17/35	ISK	732,032	5,559,023
8.00%, 6/12/25	ISK	600,760	4,364,104
			$ 32,865,798
India — 1.6%
Export-Import Bank of India:
2.25%, 1/13/31(8)	USD	10,000	$ 8,536,492
3.25%, 1/15/30(8)	USD	10,500	9,647,153
India Government Bonds, 7.30%, 6/19/53	INR	871,190	10,833,957
			$ 29,017,602

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Ivory Coast — 0.2%
Ivory Coast Government International Bonds, 6.625%, 3/22/48(8)	EUR	3,806	$ 3,348,771
			$ 3,348,771
Jordan — 0.1%
Jordan Government International Bonds, 7.50%, 1/13/29(8)	USD	1,159	$ 1,183,014
			$ 1,183,014
Kazakhstan — 0.2%
Kazakhstan Government Bonds:
5.00%, 4/18/28	KZT	432,660	$ 703,674
5.50%, 9/20/28	KZT	22,984	37,964
10.55%, 7/28/29	KZT	1,226,683	2,316,000
14.00%, 5/12/31	KZT	50,566	112,733
14.00%, 5/19/32	KZT	34,476	77,323
			$ 3,247,694
Montenegro — 0.4%
Montenegro Government International Bonds:
2.875%, 12/16/27(8)	EUR	1,264	$ 1,305,759
7.25%, 3/12/31(8)	USD	5,839	6,074,604
			$ 7,380,363
New Zealand — 1.7%
New Zealand Government Bonds:
2.75%, 4/15/37(8)(20)	NZD	17,000	$ 8,306,829
4.25%, 5/15/34	NZD	26,957	15,833,471
5.00%, 5/15/54(20)	NZD	9,230	5,512,531
			$ 29,652,831
Paraguay — 0.5%
Paraguay Government Bonds:
7.90%, 2/9/31(5)	PYG	58,682,000	$ 7,566,310
7.90%, 2/9/31(8)	PYG	8,730,000	1,125,624
			$ 8,691,934
Peru — 1.2%
Peru Government Bonds:
5.40%, 8/12/34	PEN	14,048	$ 3,344,911
6.90%, 8/12/37	PEN	30,325	7,832,676
7.60%, 8/12/39(5)(8)	PEN	35,455	9,644,853
			$ 20,822,440
Security	Principal Amount (000's omitted)		Value
Philippines — 1.0%
Philippines Government International Bonds, 6.25%, 1/14/36	PHP	1,024,000	$ 17,347,157
			$ 17,347,157
Poland — 1.4%
Republic of Poland Government Bonds, 2.00%, 8/25/36(21)	PLN	113,043	$ 24,546,198
			$ 24,546,198
Serbia — 3.0%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	2,267,950	$ 20,575,097
7.00%, 10/26/31	RSD	3,075,080	32,291,055
			$ 52,866,152
South Africa — 6.0%
Republic of South Africa Government Bonds:
8.50%, 1/31/37	ZAR	392,908	$ 18,702,995
8.875%, 2/28/35	ZAR	1,707,843	86,805,331
			$ 105,508,326
South Korea — 1.3%
Korea Treasury Bonds, 1.875%, 12/10/24	KRW	31,500,000	$ 22,799,666
			$ 22,799,666
Sri Lanka — 1.4%
Sri Lanka Government International Bonds:
5.75%, 4/18/23(8)(9)	USD	6,007	$ 3,669,735
6.20%, 5/11/27(8)(9)	USD	3,050	1,883,375
6.35%, 6/28/24(8)(9)	USD	2,900	1,775,708
6.825%, 7/18/26(8)(9)	USD	17,130	10,620,600
6.85%, 3/14/24(8)(9)	USD	2,711	1,656,151
6.85%, 11/3/25(8)(9)	USD	7,100	4,452,913
			$ 24,058,482
Suriname — 1.4%
Suriname Government International Bonds:
0.00%, Oil-Linked, 12/31/50(5)	USD	9,342	$ 9,528,840
0.00%, Oil-Linked, 12/31/50(8)	USD	587	598,740
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(5)	USD	13,711	13,059,491
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(8)	USD	1,834	1,746,885
			$ 24,933,956

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Tajikistan — 0.0%(7)
Republic of Tajikistan International Bonds, 7.125%, 9/14/27(8)	USD	426	$ 416,730
			$ 416,730
Tunisia — 0.4%
Tunisian Republic:
3.50%, 2/3/33	JPY	300,000	$ 1,257,636
4.20%, 3/17/31	JPY	30,000	147,480
5.75%, 1/30/25(8)	USD	1,984	1,941,757
6.375%, 7/15/26(8)	EUR	4,054	4,090,087
			$ 7,436,960
Turkey — 1.4%
Turkiye Government Bonds:
17.30%, 7/19/28	TRY	50,058	$ 1,009,733
26.20%, 10/5/33	TRY	330,383	8,981,308
27.70%, 9/27/34	TRY	153,631	4,375,998
30.00%, 9/12/29	TRY	47,055	1,293,748
50.00% (TLREF), 9/6/28(1)	TRY	71,404	2,034,904
50.223% (TLREF), 6/16/27(1)	TRY	75,510	2,202,054
52.191% (TLREF), 5/17/28(1)	TRY	143,332	4,130,753
			$ 24,028,498
Ukraine — 0.9%
Ukraine Government International Bonds:
0.00% to 2/1/27, 2/1/34(8)(19)	USD	1,914	$ 721,583
0.00% to 2/1/27, 2/1/35(8)(19)	USD	2,297	1,126,201
0.00% to 2/1/27, 2/1/36(8)(19)	USD	5,264	2,557,187
0.00%, GDP-Linked, 8/1/41(8)(22)	USD	10,013	7,262,494
1.75% to 8/1/25, 2/1/29(8)(19)	USD	3,159	1,904,268
1.75% to 8/1/25, 2/1/34(8)(19)	USD	788	376,604
1.75% to 8/1/25, 2/1/35(8)(19)	USD	2,871	1,336,986
1.75% to 8/1/25, 2/1/36(8)(19)	USD	3,350	1,538,733
			$ 16,824,056
Uruguay — 0.2%
Uruguay Government Bonds:
3.40%, 5/16/45	UYU	112,908	$ 2,739,895
3.875%, 7/2/40(21)	UYU	11,819	303,650
			$ 3,043,545
Uzbekistan — 1.0%
National Bank of Uzbekistan, 19.875%, 7/5/27(8)	UZS	90,660,000	$ 7,185,089
Security	Principal Amount (000's omitted)		Value
Uzbekistan (continued)
Republic of Uzbekistan Bonds:
16.25%, 10/12/26(8)	UZS	112,430,000	$ 8,852,524
16.625%, 5/29/27(8)	UZS	12,500,000	969,735
			$ 17,007,348
Venezuela — 0.3%
Venezuela Government International Bonds:
6.00%, 12/9/20(8)(9)	USD	4,201	$ 518,686
7.00%, 3/31/38(8)(9)	USD	1,930	268,119
7.65%, 4/21/25(8)(9)	USD	3,577	499,967
7.75%, 10/13/19(8)(9)	USD	5,188	672,783
8.25%, 10/13/24(8)(9)	USD	5,785	805,288
9.00%, 5/7/23(8)(9)	USD	1,213	172,195
9.25%, 9/15/27(9)	USD	5,251	810,623
9.25%, 5/7/28(8)(9)	USD	5,836	871,592
9.375%, 1/13/34(9)	USD	496	84,684
11.75%, 10/21/26(8)(9)	USD	2,020	326,101
11.95%, 8/5/31(8)(9)	USD	2,081	326,791
12.75%, 8/23/22(8)(9)	USD	1,908	303,439
			$ 5,660,268
Total Sovereign Government Bonds (identified cost $849,762,315)			$ 854,199,762

Sovereign Loans — 3.3%
Borrower/Description	Principal Amount (000's omitted)		Value
Bahamas — 0.5%
Commonwealth of the Bahamas, 10.512%, (3 mo. EURIBOR + 6.85%), 11/24/28(4)	EUR	8,010	$ 8,689,352
			$ 8,689,352
Ivory Coast — 0.1%
Republic of Ivory Coast, Term Loan, 9.426%, (6 mo. EURIBOR + 5.75%), 1/6/28(4)	EUR	1,866	$ 2,056,293
			$ 2,056,293
Kenya — 0.1%
Government of Kenya, Term Loan, 12.142%, (6 mo. SOFR + 6.45%), 6/29/25(4)	USD	1,536	$ 1,557,233
			$ 1,557,233

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)		Value
Tanzania — 2.6%
Government of the United Republic of Tanzania, Term Loan, 12.022%, (6 mo. SOFR + 6.30%), 4/28/31(4)	USD	44,930	$ 45,851,006
			$ 45,851,006
Total Sovereign Loans (identified cost $57,389,169)			$ 58,153,884

U.S. Government Agency Mortgage-Backed Securities — 0.3%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.50%, with maturity at 2035	$83	$ 81,047
4.528%, (COF + 1.254%), with maturity at 2029(23)	4	3,966
4.616%, (COF + 1.253%), with maturity at 2035(23)	89	86,264
4.854%, (COF + 1.251%), with maturity at 2030(23)	76	74,484
6.60%, with maturity at 2030	228	232,009
7.00%, with various maturities to 2035	411	414,451
7.141%, (1 yr. CMT + 2.327%), with maturity at 2036(23)	326	330,908
7.50%, with various maturities to 2035	767	797,379
8.00%, with various maturities to 2030	89	91,966
8.50%, with maturity at 2025	0(24)	319
9.00%, with maturity at 2027	0(24)	48
Federal National Mortgage Association:
4.513%, (COF + 1.254%), with maturity at 2034(23)	73	70,450
4.532%, (COF + 1.254%), with maturity at 2035(23)	59	58,586
4.539%, (COF + 1.299%), with maturity at 2033(23)	297	289,580
4.609%, (COF + 1.35%), with maturity at 2027(23)	14	14,059
4.674%, (COF + 1.40%), with maturity at 2025(23)	3	3,083
5.32%, (COF + 1.793%), with maturity at 2035(23)	589	578,053
6.00%, with maturity at 2033	35	35,570
6.35%, (COF + 2.004%), with maturity at 2032(23)	124	127,011
6.50%, with maturity at 2030	310	313,763
6.525%, (1 yr. CMT + 2.15%), with maturity at 2028(23)	6	6,224
7.00%, with various maturities to 2031	339	345,839
7.50%, with maturity at 2027	1	858
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
8.00%, with maturity at 2026	$0(24)	$ 50
8.50%, with various maturities to 2037	481	506,357
9.00%, with various maturities to 2032	20	20,478
9.50%, with various maturities to 2031	0(24)	156
11.50%, with maturity at 2031	47	51,039
Government National Mortgage Association:
6.50%, with maturity at 2032	102	104,883
7.00%, with various maturities to 2031	134	137,658
7.50%, with maturity at 2028	8	8,219
9.00%, with maturity at 2025	0(24)	71
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $5,121,645)		$ 4,784,828

U.S. Government Guaranteed Small Business Administration Loans — 0.2%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust: Interest Only:(25)(26) Series 2018-2, Class A, 2.533%, 7/25/44(5)	$61,952	$ 3,280,162
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $15,077,187)		$ 3,280,162

U.S. Treasury Obligations — 4.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29(27)	$76,431	$ 77,264,005
Total U.S. Treasury Obligations (identified cost $77,882,151)		$ 77,264,005

Short-Term Investments — 25.6%
Affiliated Fund — 7.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(28)	128,853,494	$ 128,853,494
Total Affiliated Fund (identified cost $128,853,494)		$ 128,853,494

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Repurchase Agreements — 5.5%
Description	Principal Amount (000's omitted)		Value
Bank of America:
Dated 9/19/24 with an interest rate of 1.50%, collateralized by USD 2,270,000 Nigeria Government International Bonds, 9.248%, due 1/21/49 and a market value, including accrued interest, of $2,120,169(29)	USD	2,088	$ 2,088,400
Dated 9/19/24 with an interest rate of 4.40%, collateralized by USD 1,037,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $1,180,063(29)	USD	1,247	1,246,992
Dated 10/28/24 with an interest rate of 4.55%, collateralized by USD 2,871,000 Senegal Government International Bonds, 6.25%, due 5/23/33 and a market value, including accrued interest, of $2,456,300(29)	USD	2,487	2,487,004
Dated 10/28/24 with an interest rate of 4.55%, collateralized by USD 5,106,000 Senegal Government International Bonds, 6.75%, due 3/13/48 and a market value, including accrued interest, of $3,662,757(29)	USD	3,708	3,708,232
Dated 10/30/24 with an interest rate of 4.48%, collateralized by USD 5,518,000 Panama Government International Bonds, 4.50%, due 4/1/56 and a market value, including accrued interest, of $3,572,984(29)	USD	3,559	3,559,110
Dated 10/30/24 with an interest rate of 4.50%, collateralized by USD 2,192,000 Senegal Government International Bonds, 6.75%, due 3/13/48 and a market value, including accrued interest, of $1,572,418(29)	USD	1,586	1,586,460
Barclays Bank PLC:
Dated 9/17/24 with an interest rate of 2.10%, collateralized by EUR 2,000,000 Republic of Poland Government International Bonds, 2.75%, due 5/25/32 and a market value, including accrued interest, of $2,133,921(29)	EUR	2,043	2,221,729
Dated 9/17/24 with an interest rate of 2.25%, collateralized by EUR 1,200,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $1,231,866(29)	EUR	1,185	1,288,984
Dated 9/17/24 with an interest rate of 2.60%, collateralized by EUR 4,000,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $4,106,221(29)	EUR	3,950	4,296,612
Dated 9/19/24 with an interest rate of 4.45%, collateralized by USD 4,548,000 Kazakhstan Government International Bonds, 4.875%, due 10/14/44 and a market value, including accrued interest, of $4,288,046(29)	USD	4,827	4,826,565
Dated 9/19/24 with an interest rate of 4.45%, collateralized by USD 2,972,000 Republic of Armenia International Bonds, 3.60%, due 2/2/31 and a market value, including accrued interest, of $2,523,059(29)	USD	2,649	2,648,795
Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC: (continued)
Dated 10/15/24 with an interest rate of 3.50%, collateralized by USD 1,137,000 Bahrain Government International Bonds, 7.50%, due 2/12/36 and a market value, including accrued interest, of $1,213,669(29)	USD	1,283	$ 1,283,389
Dated 10/15/24 with an interest rate of 4.50%, collateralized by USD 2,273,000 Bahrain Government International Bonds, 6.00%, due 9/19/44 and a market value, including accrued interest, of $1,963,594(29)	USD	2,077	2,076,954
Dated 10/18/24 with an interest rate of 4.50%, collateralized by USD 3,410,000 Bahrain Government International Bonds, 5.625%, due 5/18/34 and a market value, including accrued interest, of $3,253,305(29)	USD	3,428	3,428,471
Dated 10/21/24 with an interest rate of 4.40%, collateralized by USD 4,856,000 Panama Government International Bonds, 6.853%, due 3/28/54 and a market value, including accrued interest, of $4,517,344(29)	USD	4,920	4,919,735
Dated 10/22/24 with an interest rate of 4.00%, collateralized by USD 2,428,000 Panama Government International Bonds, 6.853%, due 3/28/54 and a market value, including accrued interest, of $2,258,672(29)	USD	2,416	2,415,860
Dated 10/23/24 with an interest rate of 4.45%, collateralized by USD 4,392,000 Romania Government International Bonds, 6.125%, due 1/22/44 and a market value, including accrued interest, of $4,215,215	USD	4,496	4,496,310
Dated 10/23/24 with an interest rate of 4.60%, collateralized by USD 2,254,000 Romania Government International Bonds, 7.125%, due 1/17/33 and a market value, including accrued interest, of $2,438,080(29)	USD	2,584	2,583,647
Dated 10/24/24 with an interest rate of 4.30%, collateralized by USD 2,082,000 Romania Government International Bonds, 6.125%, due 1/22/44 and a market value, including accrued interest, of $1,998,196	USD	2,126	2,126,242
Dated 10/24/24 with an interest rate of 4.55%, collateralized by USD 4,392,000 Romania Government International Bonds, 5.75%, due 3/24/35 and a market value, including accrued interest, of $4,169,759(29)	USD	4,441	4,441,410
Dated 10/28/24 with an interest rate of 4.30%, collateralized by USD 1,756,000 Romania Government International Bonds, 6.125%, due 1/22/44 and a market value, including accrued interest, of $1,685,318	USD	1,771	1,771,365
Dated 10/28/24 with an interest rate of 4.55%, collateralized by USD 2,196,000 Romania Government International Bonds, 6.375%, due 1/30/34 and a market value, including accrued interest, of $2,238,028(29)	USD	2,348	2,347,767
Nomura International PLC:
Dated 9/19/24 with an interest rate of 2.90%, collateralized by EUR 1,956,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $2,000,598(29)	USD	2,052	2,051,555

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 9/19/24 with an interest rate of 4.30%, collateralized by USD 4,489,000 Zambia Government International Bonds, 0.50%, due 12/31/53 and a market value, including accrued interest, of $2,450,682(29)	USD	2,288	$ 2,288,445
Dated 9/19/24 with an interest rate of 4.35%, collateralized by USD 5,257,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $4,606,942(29)	USD	4,944	4,943,562
Dated 9/19/24 with an interest rate of 4.40%, collateralized by USD 1,485,000 Bahrain Government International Bonds, 5.625%, due 5/18/34 and a market value, including accrued interest, of $1,416,762(29)	USD	1,589	1,588,834
Dated 9/19/24 with an interest rate of 4.45%, collateralized by USD 2,273,000 Bahrain Government International Bonds, 7.50%, due 2/12/36 and a market value, including accrued interest, of $2,426,270(29)	USD	2,598	2,598,366
Dated 9/19/24 with an interest rate of 4.45%, collateralized by USD 555,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $631,567(29)	USD	700	700,279
Dated 9/19/24 with an interest rate of 4.45%, collateralized by USD 2,497,000 Nigeria Government International Bonds, 7.143%, due 2/23/30 and a market value, including accrued interest, of $2,290,822(29)	USD	2,401	2,400,824
Dated 9/19/24 with an interest rate of 4.45%, collateralized by USD 1,067,000 Nigeria Government International Bonds, 7.696%, due 2/23/38 and a market value, including accrued interest, of $884,469(29)	USD	919	919,487
Dated 9/19/24 with an interest rate of 4.50%, collateralized by USD 5,983,000 Nigeria Government International Bonds, 7.375%, due 9/28/33 and a market value, including accrued interest, of $5,511,652(29)	USD	5,542	5,542,143
Dated 9/19/24 with an interest rate of 4.50%, collateralized by USD 1,492,000 Nigeria Government International Bonds, 8.25%, due 9/28/51 and a market value, including accrued interest, of $1,205,883(29)	USD	1,313	1,313,170
Dated 9/19/24 with an interest rate of 4.55%, collateralized by USD 626,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $548,592(29)	USD	589	588,676
Dated 10/8/24 with an interest rate of 4.30%, collateralized by USD 3,367,000 Zambia Government International Bonds, 0.50%, due 12/31/53 and a market value, including accrued interest, of $1,838,148(29)	USD	1,891	1,891,412
Dated 10/24/24 with an interest rate of 3.75%, collateralized by USD 4,133,000 Bahrain Government International Bonds, 7.50%, due 9/20/47 and a market value, including accrued interest, of $4,153,734(29)	USD	4,403	4,402,949
Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 10/29/24 with an interest rate of 4.55%, collateralized by USD 1,104,000 Panama Government International Bonds, 4.50%, due 4/1/56 and a market value, including accrued interest, of $714,856(29)	USD	746	$ 746,293
Dated 10/29/24 with an interest rate of 4.55%, collateralized by USD 1,103,000 Panama Government International Bonds, 4.50%, due 5/15/47 and a market value, including accrued interest, of $786,052(29)	USD	821	821,360
Dated 10/29/24 with an interest rate of 4.55%, collateralized by USD 1,545,000 Panama Government International Bonds, 6.853%, due 3/28/54 and a market value, including accrued interest, of $1,437,252(29)	USD	1,504	1,503,826
Dated 10/30/24 with an interest rate of 4.50%, collateralized by USD 1,315,000 Senegal Government International Bonds, 6.25%, due 5/23/33 and a market value, including accrued interest, of $1,125,056(29)	USD	1,190	1,189,792
Total Repurchase Agreements (identified cost $97,511,829)			$ 97,341,006

Sovereign Government Securities — 5.4%
Security	Principal Amount (000's omitted)		Value
Egypt — 2.9%
Egypt Treasury Bills:
0.00%, 12/3/24	EGP	248,925	$ 4,979,025
0.00%, 12/17/24	EGP	166,225	3,287,232
0.00%, 4/1/25	EGP	2,402,725	43,956,103
			$ 52,222,360
Kazakhstan — 0.4%
National Bank of Kazakhstan Notes, 0.00%, 11/13/24	KZT	3,534,139	$ 7,252,007
			$ 7,252,007
Nigeria — 2.0%
Nigeria OMO Bills:
0.00%, 1/28/25	NGN	710,322	$ 396,118
0.00%, 2/25/25	NGN	1,185,489	647,310
0.00%, 4/1/25	NGN	3,194,531	1,730,367
0.00%, 5/20/25	NGN	7,855,656	4,029,842
0.00%, 5/27/25	NGN	7,150,997	3,649,480
0.00%, 6/10/25	NGN	433,890	218,995
0.00%, 6/17/25	NGN	5,649,845	2,839,237

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Nigeria (continued)
Nigeria OMO Bills: (continued)
0.00%, 8/19/25	NGN	1,614,712	$ 775,137
0.00%, 9/30/25	NGN	11,716,888	5,457,827
0.00%, 10/7/25	NGN	12,709,484	6,202,375
Nigeria Treasury Bills:
0.00%, 2/6/25	NGN	1,477,509	818,407
0.00%, 2/20/25	NGN	6,098,016	3,342,239
0.00%, 3/6/25	NGN	2,660,526	1,442,937
0.00%, 3/27/25	NGN	5,259,554	2,808,112
0.00%, 4/10/25	NGN	2,758,663	1,457,629
			$ 35,816,012
Pakistan — 0.1%
Pakistan Treasury Bills:
0.00%, 11/14/24	PKR	238,000	$ 850,909
0.00%, 11/14/24	PKR	83,000	296,745
			$ 1,147,654
Total Sovereign Government Securities (identified cost $101,539,663)			$ 96,438,033

U.S. Treasury Obligations — 7.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 11/7/24	$18,553	$ 18,538,610
0.00%, 11/14/24	35,675	35,615,334
0.00%, 11/21/24(30)	1,639	1,634,805
0.00%, 12/12/24(30)	45,524	45,286,599
0.00%, 1/16/25(30)	30,000	29,718,040
Total U.S. Treasury Obligations (identified cost $130,792,581)		$ 130,793,388
Total Short-Term Investments (identified cost $458,697,567)		$ 453,425,921

Total Purchased Options and Swaptions — 0.1% (identified cost $2,517,198)	$ 1,588,032
Total Investments — 96.7% (identified cost $1,732,368,638)	$1,712,889,207
Total Written Options — (0.0)%(7) (premiums received $77,130)	$ (81,190)

Securities Sold Short — (11.0)%
Common Stocks — (0.9)%
Security	Shares	Value
Australia — (0.0)%(7)
EBOS Group Ltd.	(13,109)	$ (285,823)
		$ (285,823)
New Zealand — (0.9)%
a2 Milk Co. Ltd.(6)	(219,100)	$ (828,780)
Air New Zealand Ltd.	(613,098)	(188,929)
Auckland International Airport Ltd.	(443,683)	(1,936,027)
Chorus Ltd.	(121,036)	(633,089)
Contact Energy Ltd.	(288,819)	(1,483,141)
Fisher & Paykel Healthcare Corp. Ltd.	(123,800)	(2,653,170)
Fletcher Building Ltd.(6)	(334,575)	(594,923)
Freightways Group Ltd.	(24,409)	(153,023)
Goodman Property Trust	(295,174)	(372,077)
Infratil Ltd.	(200,950)	(1,508,626)
Kiwi Property Group Ltd.	(332,828)	(185,914)
Mainfreight Ltd.	(21,500)	(921,255)
Mercury NZ Ltd.	(220,708)	(868,725)
Meridian Energy Ltd.	(454,417)	(1,613,803)
Precinct Properties New Zealand Ltd.	(369,107)	(277,974)
Ryman Healthcare Ltd.(6)	(195,753)	(579,510)
SKYCITY Entertainment Group Ltd.	(187,468)	(153,478)
Spark New Zealand Ltd.	(705,779)	(1,224,517)
		$ (16,176,961)
Total Common Stocks (proceeds $17,101,285)		$ (16,462,784)
Exchange-Traded Funds — (5.3)%
Security	Shares	Value
United States — (5.3)%
iShares iBoxx $ Investment Grade Corporate Bond ETF	(514,541)	$ (56,079,824)
iShares JPMorgan USD Emerging Markets Bond ETF	(410,237)	(37,298,748)
Total Exchange-Traded Funds (proceeds $93,650,143)		$ (93,378,572)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Sovereign Government Bonds — (4.8)%
Security	Principal Amount (000's omitted)		Value
Armenia — (0.1)%
Republic of Armenia International Bonds, 3.60%, 2/2/31(8)	USD	(2,972)	$ (2,496,608)
			$ (2,496,608)
Azerbaijan — (0.3)%
Republic of Azerbaijan International Bonds, 3.50%, 9/1/32(8)	USD	(5,883)	$ (5,121,216)
			$ (5,121,216)
Bahrain — (0.8)%
Bahrain Government International Bonds:
5.625%, 5/18/34(8)	USD	(4,895)	$ (4,545,397)
6.00%, 9/19/44(8)	USD	(2,273)	(1,947,682)
7.50%, 2/12/36(8)	USD	(3,137)	(3,296,901)
7.50%, 9/20/47(8)	USD	(4,133)	(4,118,431)
			$ (13,908,411)
Kazakhstan — (0.3)%
Kazakhstan Government International Bonds:
4.875%, 10/14/44(8)	USD	(4,548)	$ (4,277,576)
6.50%, 7/21/45(8)	USD	(1,592)	(1,782,885)
			$ (6,060,461)
Nigeria — (0.7)%
Nigeria Government International Bonds:
7.143%, 2/23/30(8)	USD	(2,497)	$ (2,257,132)
7.375%, 9/28/33(8)	USD	(5,983)	(5,070,406)
7.696%, 2/23/38(8)	USD	(1,067)	(868,958)
8.25%, 9/28/51(8)	USD	(1,492)	(1,194,600)
9.248%, 1/21/49(8)	USD	(2,270)	(2,061,855)
			$ (11,452,951)
Panama — (0.8)%
Panama Government International Bonds:
4.50%, 5/15/47	USD	(1,103)	$ (763,165)
4.50%, 4/1/56	USD	(6,622)	(4,263,007)
6.853%, 3/28/54	USD	(8,829)	(8,157,805)
			$ (13,183,977)
Poland — (0.5)%
Republic of Poland Government International Bonds:
1.00%, 3/7/29(8)	EUR	(7,156)	$ (7,268,190)
Security	Principal Amount (000's omitted)		Value
Poland (continued)
Republic of Poland Government International Bonds: (continued)
2.75%, 5/25/32(8)	EUR	(2,000)	$ (2,107,696)
			$ (9,375,886)
Romania — (0.8)%
Romania Government International Bonds:
5.75%, 3/24/35(8)	USD	(4,392)	$ (4,143,804)
6.125%, 1/22/44(8)	USD	(6,150)	(5,798,864)
6.375%, 1/30/34(8)	USD	(2,196)	(2,202,641)
7.125%, 1/17/33(8)	USD	(2,254)	(2,391,685)
			$ (14,536,994)
Senegal — (0.5)%
Senegal Government International Bonds:
6.25%, 5/23/33(8)	USD	(4,186)	$ (3,466,531)
6.75%, 3/13/48(8)	USD	(7,298)	(5,169,493)
			$ (8,636,024)
Total Sovereign Government Bonds (proceeds $83,082,232)			$ (84,772,528)
Total Securities Sold Short (proceeds $193,833,660)			$(194,613,884)

Other Assets, Less Liabilities — 14.3%	$ 252,381,349
Net Assets — 100.0%	$1,770,575,482
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
(1)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2024.
(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at October 31, 2024.
(3)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(4)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2024.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2024, the aggregate value of these securities is $106,985,350 or 6.0% of the Portfolio's net assets.

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

(6)	Non-income producing security.
(7)	Amount is less than 0.05% or (0.05)%, as applicable.
(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2024, the aggregate value of these securities is $304,237,180 or 17.2% of the Portfolio's net assets.
(9)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(10)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(12)	Security converts to variable rate after the indicated fixed-rate coupon period.
(13)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).
(14)	Quantity held represents principal in USD.
(15)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(16)	Restricted security (see Note 5).
(17)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(18)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(19)	Step coupon security. Interest rate represents the rate in effect at October 31, 2024.
(20)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(21)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(22)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(23)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at October 31, 2024.
(24)	Principal amount is less than $500.
(25)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(26)	The stated interest rate represents the weighted average fixed interest rate at October 31, 2024 of all interest only securities comprising the trust.
(27)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(28)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of October 31, 2024.
(29)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(30)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Purchased Currency Options (OTC) — 0.0%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put EUR vs. Call USD	Bank of America, N.A.	EUR	34,790,000	USD	1.07	11/21/24	$ 96,953
Put EUR vs. Call USD	BNP Paribas	EUR	42,170,000	USD	1.07	11/21/24	117,520
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	15,600,000	INR	85.50	1/25/29	86,190
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	8,400,000	INR	85.50	1/25/29	46,410
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	8,000,000	INR	85.50	1/30/29	44,328
Total							$391,401
(1)	Amount is less than 0.05%.
Purchased Interest Rate Swaptions (OTC) — 0.0%(1)
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 11/21/26 to pay SAIBOR and receive 4.41%	JPMorgan Chase Bank, N.A.	SAR	176,292,000	11/19/24	$28
Option to enter into interest rate swap expiring 11/25/26 to pay SAIBOR and receive 4.30%	JPMorgan Chase Bank, N.A.	SAR	117,528,000	11/21/24	3
Total					$31
(1)	Amount is less than 0.05%.
Purchased Put Options (Exchange-Traded) — 0.1%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
ICE Brent Crude Oil Futures 04/2025	147	$10,754,520	$60.00	2/25/25	$ 164,640
ICE Brent Crude Oil Futures 04/2025	90	6,584,400	70.00	2/25/25	352,800
ICE Brent Crude Oil Futures 05/2025	339	24,801,240	50.00	3/26/25	149,160
ICE Brent Crude Oil Futures 05/2025	170	12,437,200	55.00	3/26/25	141,100
ICE Brent Crude Oil Futures 05/2025	113	8,267,080	60.00	3/26/25	174,020
ICE Brent Crude Oil Futures 05/2025	79	5,779,640	65.00	3/26/25	214,880
Total					$1,196,600

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Written Currency Options (OTC) — (0.0)%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Citibank, N.A.	USD	1,000,000	CNH	7.30	11/21/24	$ (1,608)
Call USD vs. Put CNH	Deutsche Bank AG	USD	16,700,000	CNH	7.30	11/21/24	(26,854)
Put USD vs. Call CNH	Citibank, N.A.	USD	1,000,000	CNH	6.98	11/21/24	(2,979)
Put USD vs. Call CNH	Deutsche Bank AG	USD	16,700,000	CNH	6.98	11/21/24	(49,749)
Total							$(81,190)
(1)	Amount is less than (0.05)%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	7,396,000	USD	1,321,824	12/3/24	$ (46,942)
USD	1,311,903	BRL	7,396,000	12/3/24	37,022
CLP	72,000,000	USD	76,571	12/18/24	(1,705)
CLP	145,000,000	USD	153,831	12/18/24	(3,060)
CLP	362,000,000	USD	383,365	12/18/24	(6,956)
CLP	215,000,000	USD	232,734	12/18/24	(9,177)
CLP	1,191,000,000	USD	1,267,021	12/18/24	(28,615)
CLP	1,483,000,000	USD	1,572,224	12/18/24	(30,195)
CLP	1,029,000,000	USD	1,111,231	12/18/24	(41,273)
CLP	3,323,000,000	USD	3,528,238	12/18/24	(72,970)
CLP	2,154,000,000	USD	2,333,189	12/18/24	(93,452)
CLP	9,768,000,000	USD	10,366,235	12/18/24	(209,433)
COP	1,640,000,000	USD	385,519	12/18/24	(17,080)
COP	13,751,430,000	USD	3,257,436	12/18/24	(168,069)
EUR	618,096	USD	686,321	12/18/24	(12,731)
EUR	687,279	USD	763,141	12/18/24	(14,156)
EUR	1,342,901	USD	1,488,346	12/18/24	(24,875)
EUR	1,550,000	USD	1,721,089	12/18/24	(31,925)
EUR	1,770,319	USD	1,962,056	12/18/24	(32,792)
EUR	1,941,857	USD	2,152,173	12/18/24	(35,970)
EUR	1,991,146	USD	2,206,800	12/18/24	(36,883)
EUR	1,897,000	USD	2,106,391	12/18/24	(39,072)
EUR	2,114,511	USD	2,343,526	12/18/24	(39,168)
EUR	2,929,208	USD	3,252,534	12/18/24	(60,332)
EUR	5,725,000	USD	6,356,926	12/18/24	(117,917)
EUR	6,401,185	USD	7,096,065	12/18/24	(120,162)
EUR	8,155,181	USD	9,040,466	12/18/24	(153,087)
EUR	9,231,009	USD	10,233,081	12/18/24	(173,283)
EUR	15,762,478	USD	17,502,341	12/18/24	(324,657)
EUR	19,731,720	USD	21,909,708	12/18/24	(406,410)
EUR	26,959,000	USD	29,934,734	12/18/24	(555,269)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
IDR	3,036,870,225	USD	200,689	12/18/24	$ (7,656)
IDR	14,000,000,000	USD	925,436	12/18/24	(35,549)
IDR	50,927,752,508	USD	3,357,136	12/18/24	(119,997)
IDR	203,205,080,479	USD	13,409,336	12/18/24	(492,938)
IDR	558,815,591,000	USD	36,880,649	12/18/24	(1,360,451)
INR	571,000,000	USD	6,773,428	12/18/24	5,969
INR	571,000,000	USD	6,773,750	12/18/24	5,647
INR	684,200,000	USD	8,118,659	12/18/24	4,744
INR	414,000,000	USD	4,911,323	12/18/24	4,036
KRW	264,000,000	USD	197,397	12/18/24	(5,053)
KRW	471,000,000	USD	353,320	12/18/24	(10,162)
KRW	471,000,000	USD	353,488	12/18/24	(10,330)
KRW	640,000,000	USD	479,616	12/18/24	(13,330)
KRW	697,000,000	USD	521,433	12/18/24	(13,618)
KRW	1,382,509,967	USD	1,037,754	12/18/24	(30,494)
KRW	7,793,344,000	USD	5,975,254	12/18/24	(297,234)
PEN	26,100,000	USD	6,840,340	12/18/24	73,047
PEN	1,042,000	USD	275,669	12/18/24	337
PEN	1,068,000	USD	282,824	12/18/24	69
PEN	49,778,309	USD	13,211,505	12/18/24	(26,191)
PHP	428,100,000	USD	7,347,464	12/18/24	(3,683)
TWD	215,000,000	USD	6,757,819	12/18/24	4,505
TWD	100,000,000	USD	3,143,589	12/18/24	1,678
TWD	66,000,000	USD	2,074,493	12/18/24	1,383
TWD	31,000,000	USD	974,513	12/18/24	520
TWD	10,000,000	USD	314,698	12/18/24	(171)
TWD	36,000,000	USD	1,133,287	12/18/24	(991)
TWD	68,800,000	USD	2,165,804	12/18/24	(1,860)
TWD	17,000,000	USD	536,955	12/18/24	(2,260)
TWD	24,000,000	USD	757,576	12/18/24	(2,712)
TWD	117,000,000	USD	3,683,183	12/18/24	(3,221)
TWD	24,000,000	USD	758,845	12/18/24	(3,981)
TWD	65,000,000	USD	2,049,116	12/18/24	(4,692)
TWD	227,120,000	USD	7,149,670	12/18/24	(6,140)
TWD	55,000,000	USD	1,737,208	12/18/24	(7,311)
TWD	78,000,000	USD	2,462,121	12/18/24	(8,813)
TWD	78,000,000	USD	2,466,247	12/18/24	(12,939)
TWD	214,000,000	USD	6,746,320	12/18/24	(15,448)
USD	15,410,229	COP	65,055,050,887	12/18/24	795,099
USD	8,419,376	COP	35,675,000,000	12/18/24	404,706
USD	52,503,812	EUR	47,373,007	12/18/24	877,505
USD	47,905,450	EUR	43,224,009	12/18/24	800,652
USD	44,984,900	EUR	40,588,862	12/18/24	751,841
USD	29,776,607	EUR	26,816,591	12/18/24	552,336

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	29,879,832	EUR	26,959,900	12/18/24	$ 499,387
USD	28,963,269	EUR	26,132,905	12/18/24	484,068
USD	26,502,828	EUR	23,912,905	12/18/24	442,946
USD	24,353,766	EUR	21,973,855	12/18/24	407,029
USD	23,230,194	EUR	20,960,081	12/18/24	388,250
USD	16,916,979	EUR	15,235,306	12/18/24	313,799
USD	17,199,852	EUR	15,519,039	12/18/24	287,464
USD	14,273,008	EUR	12,878,214	12/18/24	238,547
USD	12,951,327	EUR	11,685,691	12/18/24	216,458
USD	8,894,144	EUR	8,010,000	12/18/24	164,980
USD	7,759,453	EUR	7,001,179	12/18/24	129,685
USD	6,758,883	EUR	6,087,000	12/18/24	125,373
USD	6,635,059	EUR	5,986,664	12/18/24	110,893
USD	5,709,878	EUR	5,142,274	12/18/24	105,914
USD	4,491,374	EUR	4,052,466	12/18/24	75,065
USD	4,159,400	EUR	3,752,091	12/18/24	70,434
USD	3,630,943	EUR	3,270,000	12/18/24	67,352
USD	3,934,101	EUR	3,549,651	12/18/24	65,751
USD	3,273,835	EUR	2,953,907	12/18/24	54,716
USD	3,249,555	EUR	2,932,000	12/18/24	54,310
USD	3,181,797	EUR	2,870,863	12/18/24	53,178
USD	2,210,929	EUR	1,991,146	12/18/24	41,011
USD	2,343,526	EUR	2,114,511	12/18/24	39,168
USD	1,965,727	EUR	1,770,319	12/18/24	36,463
USD	1,717,875	EUR	1,550,000	12/18/24	28,711
USD	1,377,625	EUR	1,243,000	12/18/24	23,024
USD	934,061	EUR	842,782	12/18/24	15,611
USD	907,430	EUR	818,754	12/18/24	15,166
USD	685,040	EUR	618,096	12/18/24	11,449
USD	611,917	EUR	552,119	12/18/24	10,227
USD	244,689	EUR	220,778	12/18/24	4,090
USD	131,366	EUR	118,528	12/18/24	2,196
USD	78,408	EUR	70,746	12/18/24	1,310
USD	68,139	EUR	61,480	12/18/24	1,139
USD	17,495,342	IDR	270,457,000,000	12/18/24	304,186
USD	10,626,451	IDR	164,269,000,000	12/18/24	184,962
USD	6,898,043	IDR	106,627,671,479	12/18/24	120,430
USD	6,070,132	IDR	93,867,000,000	12/18/24	103,630
USD	6,069,457	IDR	93,867,000,000	12/18/24	102,955
USD	3,035,671	IDR	46,933,000,000	12/18/24	52,452
USD	1,148,149	IDR	17,749,000,000	12/18/24	19,963
USD	697,416	IDR	10,781,000,000	12/18/24	12,139
USD	452,704	IDR	6,997,752,508	12/18/24	7,904
USD	398,351	IDR	6,160,000,000	12/18/24	6,801

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	398,307	IDR	6,160,000,000	12/18/24	$ 6,756
USD	199,217	IDR	3,080,000,000	12/18/24	3,442
USD	68,440	IDR	1,058,000,000	12/18/24	1,190
USD	41,595	IDR	643,000,000	12/18/24	724
USD	27,033	IDR	417,870,225	12/18/24	472
USD	23,733	IDR	367,000,000	12/18/24	405
USD	23,730	IDR	367,000,000	12/18/24	403
USD	11,901	IDR	184,000,000	12/18/24	206
USD	3,950,283	KRW	5,260,000,000	12/18/24	117,989
USD	5,085,216	KRW	6,830,000,000	12/18/24	109,063
USD	4,320,726	KRW	5,809,000,000	12/18/24	88,445
USD	3,798,571	KRW	5,103,000,000	12/18/24	80,663
USD	3,797,016	KRW	5,103,000,000	12/18/24	79,108
USD	3,580,354	KRW	4,811,206,452	12/18/24	75,039
USD	2,394,644	KRW	3,219,000,000	12/18/24	49,367
USD	1,668,735	PEN	6,319,000	12/18/24	(5,046)
USD	7,549,407	PEN	28,593,000	12/18/24	(24,327)
USD	10,764,186	PEN	41,071,827	12/18/24	(114,949)
USD	14,519,098	PEN	55,688,000	12/18/24	(231,579)
USD	10,809,555	PHP	605,000,000	12/18/24	431,168
USD	10,940,984	PHP	613,461,000	12/18/24	417,454
USD	11,208,577	PHP	632,500,000	12/18/24	358,444
USD	4,229,240	PHP	236,870,000	12/18/24	165,887
USD	4,127,285	PHP	231,000,000	12/18/24	164,628
USD	4,173,355	PHP	234,000,000	12/18/24	159,235
USD	3,864,623	PHP	217,130,000	12/18/24	139,897
USD	4,270,778	PHP	241,000,000	12/18/24	136,577
USD	4,200,042	PHP	237,000,000	12/18/24	134,459
USD	1,611,582	PHP	90,261,000	12/18/24	63,212
USD	1,453,140	PHP	81,240,139	12/18/24	59,518
USD	1,260,619	PHP	70,336,000	12/18/24	54,050
USD	1,472,643	PHP	82,739,000	12/18/24	53,309
USD	1,612,675	PHP	91,000,000	12/18/24	51,628
USD	2,948,669	PHP	169,000,000	12/18/24	49,582
USD	2,774,191	PHP	159,000,000	12/18/24	46,648
USD	2,546,793	PHP	146,000,000	12/18/24	42,256
USD	1,072,215	PHP	60,400,000	12/18/24	36,091
USD	2,042,295	PHP	117,010,000	12/18/24	35,063
USD	621,920	PHP	34,476,566	12/18/24	30,497
USD	275,879	PHP	15,365,000	12/18/24	12,303
USD	2,155,374	TWD	69,000,000	12/18/24	(14,860)
USD	3,470,091	TWD	110,800,000	12/18/24	(14,865)
USD	2,404,342	TWD	77,000,000	12/18/24	(17,514)
USD	3,022,723	TWD	96,800,000	12/18/24	(21,895)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	5,449,421	TWD	174,000,000	12/18/24	$ (23,344)
USD	3,089,888	TWD	99,000,000	12/18/24	(23,927)
					$7,179,713
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MYR	5,555,000	USD	1,267,021	Barclays Bank PLC	11/4/24	$ 1,534	$ —
MYR	5,555,000	USD	1,267,021	Barclays Bank PLC	11/4/24	1,534	—
MYR	3,602,000	USD	821,568	Barclays Bank PLC	11/4/24	994	—
MYR	6,691,000	USD	1,459,483	Goldman Sachs International	11/4/24	68,491	—
MYR	4,000,000	USD	912,346	Goldman Sachs International	11/4/24	1,104	—
MYR	19,301,000	USD	4,211,434	State Street Bank and Trust Company	11/4/24	196,194	—
USD	1,336,622	MYR	5,555,000	Barclays Bank PLC	11/4/24	68,067	—
USD	1,335,016	MYR	5,555,000	Barclays Bank PLC	11/4/24	66,461	—
USD	825,408	MYR	3,602,000	Barclays Bank PLC	11/4/24	2,846	—
USD	915,856	MYR	4,000,000	Goldman Sachs International	11/4/24	2,405	—
USD	1,526,127	MYR	6,691,000	Goldman Sachs International	11/4/24	—	(1,847)
USD	1,749,369	MYR	7,280,000	State Street Bank and Trust Company	11/4/24	86,889	—
TRY	57,524,000	USD	1,455,486	Standard Chartered Bank	11/6/24	220,451	—
USD	1,550,918	TRY	57,524,000	Standard Chartered Bank	11/6/24	—	(125,020)
EUR	11,843,954	USD	12,810,662	Bank of America, N.A.	11/8/24	74,800	—
EUR	3,577,369	USD	3,856,834	Barclays Bank PLC	11/8/24	35,114	—
EUR	1,664,898	USD	1,801,000	Citibank, N.A.	11/8/24	10,301	—
EUR	30,402	USD	33,006	HSBC Bank USA, N.A.	11/8/24	69	—
EUR	3,033,244	USD	3,280,248	JPMorgan Chase Bank, N.A.	11/8/24	19,727	—
EUR	801,502	USD	886,178	JPMorgan Chase Bank, N.A.	11/8/24	—	(14,195)
EUR	14,075,931	USD	15,175,811	Standard Chartered Bank	11/8/24	137,898	—
EUR	12,695,420	USD	13,730,112	Standard Chartered Bank	11/8/24	81,690	—
EUR	79,422	USD	86,043	Standard Chartered Bank	11/8/24	363	—
EUR	586,126	USD	640,647	Standard Chartered Bank	11/8/24	—	(2,980)
EUR	224,360	USD	241,909	UBS AG	11/8/24	2,180	—
EUR	624,785	USD	679,404	UBS AG	11/8/24	322	—
EUR	25,857	USD	27,964	UBS AG	11/8/24	167	—
EUR	1,051,694	USD	1,155,445	UBS AG	11/8/24	—	(11,269)
KZT	1,012,105,261	USD	2,070,804	ICBC Standard Bank plc	11/8/24	1,017	—
TRY	405,628,000	USD	10,290,508	Standard Chartered Bank	11/8/24	1,507,196	—
TRY	397,488,006	USD	10,110,421	Standard Chartered Bank	11/8/24	1,450,531	—
TRY	164,477,855	USD	4,265,539	Standard Chartered Bank	11/8/24	518,305	—
TRY	123,570,426	USD	3,168,498	Standard Chartered Bank	11/8/24	425,552	—
TRY	123,570,426	USD	3,168,498	Standard Chartered Bank	11/8/24	425,552	—

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	408,651	EUR	377,107	BNP Paribas	11/8/24	$ —	$ (1,617)
USD	654,800	EUR	605,314	BNP Paribas	11/8/24	—	(3,744)
USD	11,472,820	EUR	10,596,241	BNP Paribas	11/8/24	—	(55,210)
USD	12,457,403	EUR	11,507,518	BNP Paribas	11/8/24	—	(62,038)
USD	3,714,278	EUR	3,431,828	Goldman Sachs International	11/8/24	—	(19,331)
USD	1,239,931	EUR	1,121,453	JPMorgan Chase Bank, N.A.	11/8/24	19,861	—
USD	885,665	EUR	801,038	JPMorgan Chase Bank, N.A.	11/8/24	14,187	—
USD	533,261	EUR	482,307	JPMorgan Chase Bank, N.A.	11/8/24	8,542	—
USD	1,403,267	EUR	1,300,667	JPMorgan Chase Bank, N.A.	11/8/24	—	(11,775)
USD	11,473,115	EUR	10,596,241	JPMorgan Chase Bank, N.A.	11/8/24	—	(54,915)
USD	1,238,153	EUR	1,117,339	Standard Chartered Bank	11/8/24	22,560	—
USD	3,634,682	EUR	3,358,281	Standard Chartered Bank	11/8/24	—	(18,912)
USD	833,662	EUR	766,562	State Street Bank and Trust Company	11/8/24	—	(308)
USD	657,348	EUR	605,314	UBS AG	11/8/24	—	(1,195)
USD	828,728	EUR	766,558	UBS AG	11/8/24	—	(5,238)
USD	1,216,370	LKR	373,000,000	Standard Chartered Bank	11/8/24	—	(56,472)
USD	1,780,129	TRY	68,922,689	Standard Chartered Bank	11/8/24	—	(224,490)
USD	2,894,180	TRY	108,185,321	Standard Chartered Bank	11/8/24	—	(252,393)
USD	2,787,285	TRY	107,673,663	Standard Chartered Bank	11/8/24	—	(344,407)
USD	4,227,914	TRY	157,827,590	Standard Chartered Bank	11/8/24	—	(362,507)
USD	5,345,692	TRY	197,631,802	Standard Chartered Bank	11/8/24	—	(402,436)
USD	3,716,379	TRY	143,412,512	Standard Chartered Bank	11/8/24	—	(454,778)
USD	4,645,474	TRY	179,400,336	Standard Chartered Bank	11/8/24	—	(572,391)
USD	6,503,664	TRY	251,680,800	Standard Chartered Bank	11/8/24	—	(816,480)
KZT	642,992,000	USD	1,304,905	JPMorgan Chase Bank, N.A.	11/12/24	10,084	—
KZT	428,661,000	USD	869,936	JPMorgan Chase Bank, N.A.	11/12/24	6,723	—
KZT	740,284,292	USD	1,512,173	JPMorgan Chase Bank, N.A.	11/12/24	1,790	—
KZT	1,063,498,000	USD	2,174,843	JPMorgan Chase Bank, N.A.	11/12/24	128	—
KZT	35,552,953	USD	72,624	JPMorgan Chase Bank, N.A.	11/12/24	86	—
KZT	288,634,728	USD	598,207	JPMorgan Chase Bank, N.A.	11/12/24	—	(7,917)
KZT	1,056,973,000	USD	2,174,842	JPMorgan Chase Bank, N.A.	11/12/24	—	(13,216)
KZT	1,154,281,092	USD	2,379,961	JPMorgan Chase Bank, N.A.	11/12/24	—	(19,330)
ISK	258,611,053	EUR	1,672,234	Citibank, N.A.	11/18/24	66,320	—
ISK	242,562,322	EUR	1,573,956	Citibank, N.A.	11/18/24	56,223	—
KZT	204,782,217	USD	422,885	ICBC Standard Bank plc	11/18/24	—	(4,610)
KZT	952,577,000	USD	1,959,833	Citibank, N.A.	11/25/24	—	(17,012)
EGP	23,324,710	USD	450,719	HSBC Bank USA, N.A.	11/27/24	20,614	—
CZK	208,000,000	EUR	8,277,764	BNP Paribas	12/5/24	—	(74,631)
EUR	4,146,066	CZK	103,908,583	BNP Paribas	12/5/24	49,070	—
EUR	4,151,640	CZK	104,091,417	Standard Chartered Bank	12/5/24	47,281	—
EUR	7,872,831	PLN	34,020,000	Barclays Bank PLC	12/5/24	83,215	—
PLN	33,000,000	EUR	7,658,222	BNP Paribas	12/5/24	—	(104,068)
PLN	1,020,000	EUR	237,098	Citibank, N.A.	12/5/24	—	(3,640)
SEK	41,725,389	EUR	3,683,206	HSBC Bank USA, N.A.	12/5/24	—	(89,217)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
SEK	43,272,611	EUR	3,819,618	HSBC Bank USA, N.A.	12/5/24	$ —	$ (92,345)
SEK	6,644,000	EUR	585,055	Societe Generale	12/5/24	—	(12,652)
VND	14,366,900,000	USD	576,290	Deutsche Bank AG	12/5/24	—	(7,727)
USD	4,337,898	HKD	33,700,000	BNP Paribas	12/9/24	—	(22)
USD	11,933,727	HKD	92,700,000	Deutsche Bank AG	12/9/24	1,229	—
UYU	73,381,000	USD	1,777,210	Citibank, N.A.	12/9/24	—	(12,884)
VND	11,197,000,000	USD	451,856	JPMorgan Chase Bank, N.A.	12/9/24	—	(8,722)
UYU	29,680,000	USD	710,898	Citibank, N.A.	12/10/24	2,618	—
VND	28,469,000,000	USD	1,154,461	Deutsche Bank AG	12/12/24	—	(27,732)
TRY	256,907,557	USD	6,600,118	Standard Chartered Bank	12/16/24	582,839	—
USD	6,714,377	TRY	256,907,557	Standard Chartered Bank	12/16/24	—	(468,580)
AUD	27,218,042	USD	18,140,820	HSBC Bank USA, N.A.	12/18/24	—	(220,930)
AUD	13,000,000	USD	8,660,171	UBS AG	12/18/24	—	(101,195)
CAD	181,000	USD	133,974	Bank of America, N.A.	12/18/24	—	(3,773)
CAD	1,314,000	USD	978,804	BNP Paribas	12/18/24	—	(33,586)
CAD	1,839,000	USD	1,368,247	BNP Paribas	12/18/24	—	(45,374)
CAD	1,760,000	USD	1,311,660	BNP Paribas	12/18/24	—	(45,615)
CAD	2,364,000	USD	1,760,618	BNP Paribas	12/18/24	—	(60,089)
CAD	2,783,000	USD	2,072,156	BNP Paribas	12/18/24	—	(70,222)
CAD	4,159,000	USD	3,098,055	BNP Paribas	12/18/24	—	(106,303)
CAD	5,822,000	USD	4,331,667	BNP Paribas	12/18/24	—	(143,646)
CAD	5,573,000	USD	4,153,342	BNP Paribas	12/18/24	—	(144,438)
CAD	7,486,000	USD	5,575,290	BNP Paribas	12/18/24	—	(190,280)
CAD	8,810,000	USD	6,559,718	BNP Paribas	12/18/24	—	(222,297)
CAD	649,000	USD	480,695	Standard Chartered Bank	12/18/24	—	(13,841)
CNH	7,911,247	USD	1,132,962	Bank of America, N.A.	12/18/24	—	(18,826)
CNH	8,093,000	USD	1,159,095	Bank of America, N.A.	12/18/24	—	(19,363)
CNH	7,883,000	USD	1,129,012	Citibank, N.A.	12/18/24	—	(18,854)
CNH	8,036,000	USD	1,150,827	Citibank, N.A.	12/18/24	—	(19,122)
CNH	8,408,000	USD	1,203,703	Citibank, N.A.	12/18/24	—	(19,610)
CNH	8,261,000	USD	1,183,303	Citibank, N.A.	12/18/24	—	(19,912)
CNH	83,819,115	USD	11,947,794	Citibank, N.A.	12/18/24	—	(143,601)
CNH	3,889,000	USD	555,925	HSBC Bank USA, N.A.	12/18/24	—	(8,239)
CNH	5,260,000	USD	752,432	HSBC Bank USA, N.A.	12/18/24	—	(11,670)
CNH	10,552,267	USD	1,509,271	HSBC Bank USA, N.A.	12/18/24	—	(23,202)
CNH	24,443,733	USD	3,496,212	HSBC Bank USA, N.A.	12/18/24	—	(53,817)
CNH	6,306,000	USD	904,899	JPMorgan Chase Bank, N.A.	12/18/24	—	(16,829)
CNH	7,672,753	USD	1,099,644	UBS AG	12/18/24	—	(19,096)
CNH	8,514,000	USD	1,219,037	UBS AG	12/18/24	—	(20,016)
CNH	8,514,000	USD	1,219,277	UBS AG	12/18/24	—	(20,256)
CNH	8,198,000	USD	1,175,923	UBS AG	12/18/24	—	(21,404)
EUR	38,751,790	CZK	974,355,634	JPMorgan Chase Bank, N.A.	12/18/24	326,275	—
EUR	1,227,051	CZK	30,852,367	JPMorgan Chase Bank, N.A.	12/18/24	10,331	—
EUR	626,092	CZK	15,742,155	JPMorgan Chase Bank, N.A.	12/18/24	5,271	—

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	6,901,130	PLN	29,818,009	BNP Paribas	12/18/24	$ 82,184	$ —
EUR	1,216,627	PLN	5,226,751	BNP Paribas	12/18/24	21,968	—
EUR	1,295,854	PLN	5,654,780	Citibank, N.A.	12/18/24	1,530	—
EUR	6,370,132	PLN	27,503,046	HSBC Bank USA, N.A.	12/18/24	81,014	—
EUR	42,077,939	PLN	182,294,257	JPMorgan Chase Bank, N.A.	12/18/24	379,782	—
EUR	6,313,619	PLN	27,245,162	UBS AG	12/18/24	83,760	—
EUR	1,223,787	PLN	5,258,727	UBS AG	12/18/24	21,794	—
EUR	119	PLN	513	UBS AG	12/18/24	2	—
ILS	19,839,828	USD	5,327,931	Bank of America, N.A.	12/18/24	—	(9,442)
ILS	111,168,743	USD	29,906,581	Barclays Bank PLC	12/18/24	—	(105,433)
ILS	68,921,429	USD	18,592,239	Barclays Bank PLC	12/18/24	—	(116,383)
ISK	258,611,215	EUR	1,657,658	Bank of America, N.A.	12/18/24	73,236	—
ISK	242,562,321	EUR	1,561,996	Citibank, N.A.	12/18/24	60,836	—
JPY	848,610,000	USD	5,999,919	Goldman Sachs International	12/18/24	—	(382,692)
JPY	1,283,966,653	USD	9,078,017	Goldman Sachs International	12/18/24	—	(579,021)
JPY	63,000,000	USD	438,004	Standard Chartered Bank	12/18/24	—	(20,986)
KES	111,536,419	USD	845,620	Standard Chartered Bank	12/18/24	12,675	—
MXN	53,000,000	USD	2,626,279	Goldman Sachs International	12/18/24	2,574	—
MXN	797,000	USD	39,834	Standard Chartered Bank	12/18/24	—	(302)
MXN	3,900,000	USD	194,924	Standard Chartered Bank	12/18/24	—	(1,480)
MXN	32,900,000	USD	1,644,355	Standard Chartered Bank	12/18/24	—	(12,482)
MYR	3,602,000	USD	827,304	Barclays Bank PLC	12/18/24	—	(3,551)
MYR	10,577,000	USD	2,453,320	Barclays Bank PLC	12/18/24	—	(34,430)
MYR	4,754,000	USD	1,096,554	Credit Agricole Corporate and Investment Bank	12/18/24	—	(9,346)
MYR	11,167,000	USD	2,575,772	Credit Agricole Corporate and Investment Bank	12/18/24	—	(21,952)
MYR	4,000,000	USD	917,958	Goldman Sachs International	12/18/24	—	(3,184)
MYR	3,878,000	USD	899,351	Goldman Sachs International	12/18/24	—	(12,478)
MYR	8,762,000	USD	2,018,894	Goldman Sachs International	12/18/24	—	(15,082)
NOK	57,837,000	EUR	4,892,795	UBS AG	12/18/24	—	(73,098)
NZD	21,000,000	USD	12,990,795	Bank of America, N.A.	12/18/24	—	(434,090)
NZD	6,609,088	USD	4,087,959	Goldman Sachs International	12/18/24	—	(136,132)
PLN	29,610,146	EUR	6,786,012	Bank of America, N.A.	12/18/24	—	(8,585)
PLN	53,140,024	EUR	12,259,041	BNP Paribas	12/18/24	—	(103,117)
PLN	15,119,270	EUR	3,465,101	Standard Chartered Bank	12/18/24	—	(4,480)
PLN	31,587,806	EUR	7,237,155	Standard Chartered Bank	12/18/24	—	(6,875)
PLN	52,837,011	EUR	12,187,673	Standard Chartered Bank	12/18/24	—	(100,932)
SGD	13,408,000	USD	10,366,772	Bank of America, N.A.	12/18/24	—	(192,946)
SGD	2,000,000	USD	1,544,464	Citibank, N.A.	12/18/24	—	(26,888)
SGD	8,000,000	USD	6,185,751	Citibank, N.A.	12/18/24	—	(115,448)
SGD	10,038,000	USD	7,764,386	Citibank, N.A.	12/18/24	—	(147,674)
SGD	3,000,000	USD	2,316,132	Goldman Sachs International	12/18/24	—	(39,769)
SGD	15,592,000	USD	12,058,135	HSBC Bank USA, N.A.	12/18/24	—	(227,115)
SGD	1,400,000	USD	1,058,491	Standard Chartered Bank	12/18/24	3,811	—

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
SGD	5,380,000	USD	4,154,995	Standard Chartered Bank	12/18/24	$ —	$ (72,717)
TRY	64,327,715	USD	1,541,892	Standard Chartered Bank	12/18/24	253,248	—
USD	7,446,997	CAD	10,053,000	Bank of America, N.A.	12/18/24	215,431	—
USD	8,076,399	CAD	10,900,000	Standard Chartered Bank	12/18/24	235,549	—
USD	8,070,779	CAD	10,897,000	Standard Chartered Bank	12/18/24	232,088	—
USD	4,020,923	CAD	5,521,131	Standard Chartered Bank	12/18/24	49,331	—
USD	3,910,903	CAD	5,368,869	Standard Chartered Bank	12/18/24	48,839	—
USD	11,107,060	CNH	78,361,200	Bank of America, N.A.	12/18/24	71,502	—
USD	2,993,462	CNH	21,119,115	Bank of America, N.A.	12/18/24	19,270	—
USD	5,985,976	CNH	42,000,000	BNP Paribas	12/18/24	71,142	—
USD	4,396,795	CNH	31,000,000	BNP Paribas	12/18/24	31,085	—
USD	1,567,756	CNH	11,000,000	BNP Paribas	12/18/24	18,632	—
USD	1,134,657	CNH	8,000,000	BNP Paribas	12/18/24	8,022	—
USD	2,996,833	CNH	21,100,000	Goldman Sachs International	12/18/24	25,333	—
USD	809,571	CNH	5,700,000	Goldman Sachs International	12/18/24	6,844	—
USD	3,123,314	CNH	22,000,000	Standard Chartered Bank	12/18/24	25,068	—
USD	851,813	CNH	6,000,000	Standard Chartered Bank	12/18/24	6,837	—
USD	6,672,016	CNH	47,000,000	UBS AG	12/18/24	53,035	—
USD	4,408,833	CNH	31,000,000	UBS AG	12/18/24	43,123	—
USD	2,707,204	CNH	19,000,000	UBS AG	12/18/24	31,446	—
USD	3,974,221	CNH	28,000,000	UBS AG	12/18/24	30,999	—
USD	1,703,493	CNH	12,000,000	UBS AG	12/18/24	13,541	—
USD	1,137,763	CNH	8,000,000	UBS AG	12/18/24	11,128	—
USD	712,422	CNH	5,000,000	UBS AG	12/18/24	8,275	—
USD	993,555	CNH	7,000,000	UBS AG	12/18/24	7,750	—
USD	2,469,699	ILS	9,119,293	BNP Paribas	12/18/24	25,078	—
USD	7,289,486	ILS	26,880,707	Citibank, N.A.	12/18/24	83,540	—
USD	44,379,772	ILS	163,930,000	JPMorgan Chase Bank, N.A.	12/18/24	434,846	—
USD	1,244,640	JPY	176,038,075	Goldman Sachs International	12/18/24	79,387	—
USD	758,751	KES	111,536,419	Standard Chartered Bank	12/18/24	—	(99,544)
USD	4,363,066	MXN	85,900,000	JPMorgan Chase Bank, N.A.	12/18/24	102,340	—
USD	2,837,249	MXN	56,768,126	Standard Chartered Bank	12/18/24	21,493	—
USD	2,492,736	MYR	10,381,000	Barclays Bank PLC	12/18/24	118,670	—
USD	7,973,889	MYR	34,570,000	Credit Agricole Corporate and Investment Bank	12/18/24	67,959	—
USD	1,767,347	MYR	7,361,000	Goldman Sachs International	12/18/24	83,935	—
USD	7,169,150	NZD	11,848,258	Australia and New Zealand Banking Group Limited	12/18/24	84,622	—
USD	20,723,412	NZD	33,500,000	Bank of America, N.A.	12/18/24	692,477	—
USD	3,093,046	NZD	5,000,000	Bank of America, N.A.	12/18/24	103,355	—
USD	6,983,858	NZD	11,290,949	Goldman Sachs International	12/18/24	232,567	—
USD	1,292,740	NZD	2,090,000	Goldman Sachs International	12/18/24	43,049	—
USD	347,310	NZD	560,000	Goldman Sachs International	12/18/24	12,464	—
USD	130,575	NZD	211,104	Goldman Sachs International	12/18/24	4,348	—
USD	9,254,690	NZD	15,215,936	Standard Chartered Bank	12/18/24	156,498	—

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,181,345	THB	106,437,000	Standard Chartered Bank	12/18/24	$ 17,814	$ —
USD	2,751,199	THB	92,000,000	Standard Chartered Bank	12/18/24	16,766	—
USD	1,649,415	TRY	64,327,715	Standard Chartered Bank	12/18/24	—	(145,724)
USD	22,109,100	ZAR	396,725,820	BNP Paribas	12/18/24	—	(309,312)
USD	24,400,941	ZAR	437,850,627	BNP Paribas	12/18/24	—	(341,376)
USD	6,067,347	ZAR	104,668,947	Citibank, N.A.	12/18/24	152,653	—
USD	17,306,831	ZAR	298,641,485	HSBC Bank USA, N.A.	12/18/24	431,025	—
USD	6,119,870	ZAR	105,731,295	Standard Chartered Bank	12/18/24	145,145	—
USD	1,341,558	ZAR	23,990,000	Standard Chartered Bank	12/18/24	—	(14,083)
USD	9,153,861	ZAR	164,132,391	State Street Bank and Trust Company	12/18/24	—	(121,027)
USD	10,102,755	ZAR	181,146,441	State Street Bank and Trust Company	12/18/24	—	(133,573)
USD	18,336,289	ZAR	315,672,045	UBS AG	12/18/24	498,110	—
USD	7,323,131	ZAR	131,047,433	UBS AG	12/18/24	—	(82,173)
USD	8,082,251	ZAR	144,631,879	UBS AG	12/18/24	—	(90,691)
USD	23,639,436	ZAR	420,250,071	UBS AG	12/18/24	—	(108,298)
USD	26,089,912	ZAR	463,813,415	UBS AG	12/18/24	—	(119,524)
VND	17,449,000,000	USD	710,464	Citibank, N.A.	12/18/24	—	(19,834)
ZAR	49,861,815	USD	2,896,686	Bank of America, N.A.	12/18/24	—	(79,066)
ZAR	158,452,998	USD	9,186,480	Barclays Bank PLC	12/18/24	—	(232,526)
ZAR	101,758,806	USD	5,910,652	BNP Paribas	12/18/24	—	(160,406)
ZAR	145,369,723	USD	8,442,794	HSBC Bank USA, N.A.	12/18/24	—	(228,158)
ZAR	50,126,388	USD	2,915,511	JPMorgan Chase Bank, N.A.	12/18/24	—	(82,941)
ZAR	101,430,270	USD	5,889,405	JPMorgan Chase Bank, N.A.	12/18/24	—	(157,724)
TRY	177,014,356	USD	4,504,791	Standard Chartered Bank	12/20/24	425,625	—
TRY	177,001,200	USD	4,506,177	Standard Chartered Bank	12/20/24	423,873	—
USD	1,112,642	TRY	43,467,211	Standard Chartered Bank	12/20/24	—	(98,059)
USD	2,549,179	TRY	97,914,732	Standard Chartered Bank	12/20/24	—	(178,060)
USD	5,460,825	TRY	212,633,613	Standard Chartered Bank	12/20/24	—	(461,701)
UZS	5,274,882,202	USD	401,406	ICBC Standard Bank plc	12/20/24	7,714	—
TRY	169,761,372	USD	4,015,677	Standard Chartered Bank	1/6/25	637,666	—
TRY	80,088,000	USD	1,894,580	Standard Chartered Bank	1/6/25	300,718	—
TRY	60,062,400	USD	1,420,923	Standard Chartered Bank	1/6/25	225,453	—
TRY	57,009,900	USD	1,347,568	Standard Chartered Bank	1/6/25	215,135	—
USD	9,329,233	TRY	366,921,672	Standard Chartered Bank	1/6/25	—	(728,486)
UZS	15,376,313,000	USD	1,098,308	JPMorgan Chase Bank, N.A.	1/6/25	89,090	—
SAR	5,828,000	USD	1,549,641	Standard Chartered Bank	1/8/25	1,247	—
USD	9,979,232	OMR	3,844,000	Standard Chartered Bank	1/8/25	—	(5,546)
TRY	72,990,000	USD	1,699,432	Standard Chartered Bank	1/15/25	280,780	—
USD	1,821,093	TRY	72,990,000	Standard Chartered Bank	1/15/25	—	(159,119)
UYU	49,655,000	USD	1,178,614	Bank of America, N.A.	1/15/25	9,952	—
ISK	257,285,403	EUR	1,658,836	Citibank, N.A.	1/17/25	53,495	—
ISK	243,888,397	EUR	1,572,459	Citibank, N.A.	1/17/25	50,709	—
UZS	16,702,683,000	USD	1,187,113	ICBC Standard Bank plc	1/23/25	94,606	—
UZS	11,266,196,720	USD	806,168	ICBC Standard Bank plc	1/23/25	58,370	—

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TRY	99,122,295	USD	2,283,293	Standard Chartered Bank	1/29/25	$ 363,651	$ —
TRY	54,319,443	USD	1,237,947	Standard Chartered Bank	1/29/25	212,589	—
TRY	51,738,000	USD	1,191,278	Standard Chartered Bank	1/29/25	190,323	—
USD	8,592,493	OMR	3,310,000	BNP Paribas	1/29/25	—	(4,979)
USD	144,803	TRY	5,863,846	Standard Chartered Bank	1/29/25	—	(11,784)
USD	4,957,451	TRY	199,315,892	Standard Chartered Bank	1/29/25	—	(365,043)
USD	2,428,849	LKR	751,000,000	JPMorgan Chase Bank, N.A.	2/7/25	—	(113,757)
TRY	182,511,329	USD	4,260,550	Standard Chartered Bank	2/10/25	552,029	—
TRY	102,687,143	USD	2,372,642	Standard Chartered Bank	2/10/25	335,080	—
USD	7,029,731	TRY	285,198,472	Standard Chartered Bank	2/10/25	—	(490,572)
UZS	16,619,585,000	USD	1,187,113	ICBC Standard Bank plc	2/10/25	79,766	—
EGP	160,694,420	USD	2,669,343	Citibank, N.A.	2/13/25	453,060	—
USD	754,045	LKR	233,000,000	Deutsche Bank AG	2/13/25	—	(34,234)
USD	381,568	LKR	118,000,000	JPMorgan Chase Bank, N.A.	2/13/25	—	(17,646)
USD	1,193,209	LKR	369,000,000	JPMorgan Chase Bank, N.A.	2/13/25	—	(55,182)
UZS	12,273,226,786	USD	873,539	JPMorgan Chase Bank, N.A.	2/13/25	61,083	—
USD	2,821,869	LKR	869,700,000	JPMorgan Chase Bank, N.A.	2/14/25	—	(120,123)
EUR	4,891,268	ISK	740,000,000	Bank of America, N.A.	2/18/25	4,432	—
EUR	4,705,489	ISK	711,893,449	Bank of America, N.A.	2/18/25	4,263	—
UZS	14,963,793,783	USD	1,064,281	JPMorgan Chase Bank, N.A.	2/18/25	73,320	—
EGP	53,831,741	USD	889,781	Citibank, N.A.	2/20/25	152,819	—
EGP	33,046,461	USD	533,869	Citibank, N.A.	2/20/25	106,167	—
EGP	27,805,651	USD	444,890	Citibank, N.A.	2/20/25	93,643	—
NGN	1,567,021,679	USD	851,642	Standard Chartered Bank	2/24/25	48,003	—
NGN	794,156,367	USD	425,821	Standard Chartered Bank	2/24/25	30,113	—
TRY	109,548,623	USD	2,602,435	Standard Chartered Bank	2/24/25	246,962	—
USD	2,646,400	TRY	109,548,623	Standard Chartered Bank	2/24/25	—	(202,997)
NGN	1,216,220,810	USD	735,321	JPMorgan Chase Bank, N.A.	2/25/25	—	(37,412)
EGP	13,292,925	USD	245,938	Goldman Sachs International	2/26/25	10,804	—
EGP	29,051,345	USD	444,890	Citibank, N.A.	2/27/25	115,952	—
EGP	25,014,906	USD	450,719	HSBC Bank USA, N.A.	2/27/25	32,199	—
UZS	13,634,050,578	USD	968,671	ICBC Standard Bank plc	2/28/25	64,374	—
USD	843,687	ARS	1,002,300,000	Bank of America, N.A.	3/3/25	—	(54,451)
UZS	5,369,835,218	USD	384,383	ICBC Standard Bank plc	3/5/25	21,808	—
UZS	4,968,301,730	USD	352,237	JPMorgan Chase Bank, N.A.	3/17/25	22,082	—
VND	17,471,000,000	USD	708,188	Citibank, N.A.	3/19/25	—	(16,415)
UZS	4,160,754,064	USD	294,880	JPMorgan Chase Bank, N.A.	3/20/25	18,285	—
KES	113,812,672	USD	840,635	Standard Chartered Bank	3/21/25	16,636	—
USD	758,751	KES	113,812,672	Standard Chartered Bank	3/21/25	—	(98,519)
UYU	61,100,000	USD	1,421,757	Citibank, N.A.	3/31/25	25,615	—
USD	1,041,989	ARS	1,276,437,000	Goldman Sachs International	4/3/25	—	(73,144)
USD	1,687,408	ARS	2,063,700,000	Goldman Sachs International	4/3/25	—	(115,501)
USD	1,687,408	ARS	2,063,700,000	Goldman Sachs International	4/3/25	—	(115,501)
KES	165,880,000	USD	1,219,716	Standard Chartered Bank	4/4/25	25,496	—

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,138,113	KES	165,880,000	Standard Chartered Bank	4/4/25	$ —	$ (107,098)
UZS	4,142,721,282	USD	291,741	JPMorgan Chase Bank, N.A.	4/4/25	18,522	—
TRY	75,590,000	USD	1,646,854	Standard Chartered Bank	4/8/25	240,495	—
TRY	67,960,000	USD	1,482,236	Standard Chartered Bank	4/8/25	214,605	—
USD	3,359,440	TRY	143,550,000	Standard Chartered Bank	4/8/25	—	(224,752)
KES	201,497,151	USD	1,480,411	Standard Chartered Bank	4/9/25	30,334	—
USD	1,380,117	KES	201,497,151	Standard Chartered Bank	4/9/25	—	(130,628)
ETB	12,054,000	USD	92,759	ICBC Standard Bank plc	4/11/25	—	(1,933)
KZT	469,702,212	USD	939,404	Bank of America, N.A.	4/11/25	—	(9,123)
UYU	20,303,181	USD	478,736	Citibank, N.A.	4/15/25	1,119	—
UZS	3,689,671,414	USD	257,659	Standard Chartered Bank	4/15/25	17,673	—
KES	201,290,134	USD	1,483,347	Standard Chartered Bank	4/16/25	23,290	—
USD	1,380,117	KES	201,290,134	Standard Chartered Bank	4/16/25	—	(126,519)
UZS	12,250,550,000	USD	859,989	ICBC Standard Bank plc	4/17/25	53,572	—
UZS	16,829,055,017	USD	1,236,521	ICBC Standard Bank plc	4/25/25	15,180	—
KES	261,304,500	USD	1,914,319	Standard Chartered Bank	5/5/25	33,493	—
USD	845,646	KES	130,652,250	Standard Chartered Bank	5/5/25	—	(128,260)
USD	845,646	KES	130,652,250	Standard Chartered Bank	5/5/25	—	(128,260)
UZS	3,152,164,000	USD	219,778	JPMorgan Chase Bank, N.A.	6/9/25	11,640	—
USD	17,699,754	BHD	6,766,439	Standard Chartered Bank	6/18/25	—	(196,456)
USD	5,911,596	SAR	22,308,000	Standard Chartered Bank	6/18/25	—	(17,982)
UZS	5,267,367,000	USD	367,961	Standard Chartered Bank	6/23/25	17,140	—
UZS	8,036,734,000	USD	563,191	ICBC Standard Bank plc	6/27/25	23,684	—
UZS	8,076,175,636	USD	563,192	ICBC Standard Bank plc	6/30/25	26,040	—
USD	1,689,843	ARS	2,362,400,000	Goldman Sachs International	8/26/25	—	(164,997)
USD	1,677,815	ARS	2,362,363,000	Goldman Sachs International	8/26/25	—	(176,996)
UZS	8,779,301,000	USD	618,261	ICBC Standard Bank plc	8/29/25	11,288	—
UZS	8,779,301,000	USD	618,261	JPMorgan Chase Bank, N.A.	8/29/25	11,288	—
UZS	8,794,758,000	USD	618,261	JPMorgan Chase Bank, N.A.	9/4/25	11,258	—
UZS	4,050,152,000	USD	284,221	Citibank, N.A.	9/8/25	5,336	—
USD	916,787	NGN	1,792,318,000	Goldman Sachs International	10/7/25	—	(13,339)
NGN	215,900,000	USD	113,632	JPMorgan Chase Bank, N.A.	10/9/25	—	(1,684)
USD	889,798	NGN	1,727,142,000	JPMorgan Chase Bank, N.A.	10/10/25	—	(5,376)
EGP	614,910,000	USD	10,769,002	JPMorgan Chase Bank, N.A.	10/15/25	—	(34,403)
USD	1,327,359	NGN	2,601,623,022	JPMorgan Chase Bank, N.A.	10/15/25	—	(18,233)
UZS	11,412,500,000	USD	711,059	Standard Chartered Bank	3/25/26	51,582	—
UZS	6,387,596,000	USD	396,745	Deutsche Bank AG	10/5/26	2,233	—
UZS	3,518,712,735	USD	218,554	Deutsche Bank AG	10/7/26	1,082	—
UZS	2,119,371,000	USD	118,170	Deutsche Bank AG	10/25/27	—	(1,942)
						$19,749,667	$(17,285,961)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
Brent Crude Oil	124	Long	11/29/24	$ 9,028,440	$ (146,543)
Equity Futures
Nikkei 225 Index	45	Long	12/12/24	11,367,552	591,193
SET50 Index	654	Long	12/27/24	3,632,709	107,921
Euro Stoxx 50 Index	(197)	Short	12/20/24	(10,360,833)	41,716
S&P/TSX 60 Index	(88)	Short	12/19/24	(18,294,596)	(319,379)
STOXX Europe 600 Index	(225)	Short	12/20/24	(6,195,687)	207,391
Interest Rate Futures
U.S. 5-Year Treasury Note	283	Long	12/31/24	30,347,328	(755,068)
U.S. 10-Year Treasury Note	712	Long	12/19/24	78,653,750	(2,296,963)
U.S. Ultra-Long Treasury Bond	25	Long	12/19/24	3,140,625	3,594
Euro-Bobl	(53)	Short	12/6/24	(6,811,435)	31,708
Euro-Bund	(467)	Short	12/6/24	(66,951,657)	986,838
Euro-Buxl	(31)	Short	12/6/24	(4,463,212)	18,883
Euro-Schatz	(53)	Short	12/6/24	(6,142,110)	3,171
Japan 10-Year Bond	(1)	Short	12/13/24	(948,993)	329
U.S. 2-Year Treasury Note	(5)	Short	12/31/24	(1,029,727)	7,686
U.S. Long Treasury Bond	(76)	Short	12/19/24	(8,965,625)	496,852
U.S. Ultra 10-Year Treasury Note	(47)	Short	12/19/24	(5,346,250)	160,719
					$(859,952)
Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$ 537,136
EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	537,135
EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	536,312
EUR	6,070	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	603,418
EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(535,561)
EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(535,561)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Inflation Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	$(538,060)
EUR	6,070	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(678,429)
EUR	2,590	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.64% (pays upon termination)	3/13/53	298,428
USD	28,400	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(836,610)
USD	9,970	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(306,006)
USD	19,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	449,108
USD	9,450	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	219,512
USD	9,950	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	318,241
USD	3,510	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.40% (pays upon termination)	3/13/53	59,731
							$128,794
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	240,629,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.82% (pays quarterly)	4/11/25	$ 10,506	$ —	$ 10,506
COP	79,600,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.81% (pays upon termination)	4/15/25	(1,751)	—	(1,751)
COP	78,685,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.78% (pays upon termination)	4/17/25	(2,923)	—	(2,923)
COP	75,518,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.76% (pays upon termination)	4/18/25	(3,169)	—	(3,169)
COP	38,768,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.72% (pays upon termination)	4/24/25	(837)	—	(837)
COP	39,209,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.73% (pays upon termination)	4/25/25	359	—	359
COP	118,947,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.70% (pays upon termination)	4/29/25	2,382	—	2,382

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	39,473,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.70% (pays upon termination)	4/30/25	$ 1,249	$ —	$ 1,249
COP	8,017,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.60% (pays upon termination)	5/1/25	(504)	—	(504)
COP	56,485,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.61% (pays upon termination)	5/1/25	(2,627)	—	(2,627)
COP	53,615,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.45% (pays upon termination)	7/16/25	(10,558)	—	(10,558)
COP	107,231,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.46% (pays upon termination)	7/17/25	(18,850)	—	(18,850)
COP	74,387,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.45% (pays upon termination)	7/21/25	(10,383)	—	(10,383)
COP	52,523,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.55% (pays upon termination)	7/25/25	4,286	—	4,286
COP	80,514,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.20% (pays upon termination)	10/16/25	(41,672)	—	(41,672)
COP	40,806,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.21% (pays upon termination)	10/17/25	(20,145)	—	(20,145)
COP	104,303,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.21% (pays upon termination)	10/17/25	(51,493)	—	(51,493)
COP	41,253,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.12% (pays quarterly)	9/18/26	(159,387)	—	(159,387)
COP	50,522,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.27% (pays quarterly)	9/18/26	(164,388)	—	(164,388)
COP	10,588,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.28% (pays quarterly)	9/18/26	(33,783)	—	(33,783)
COP	11,311,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.56% (pays quarterly)	9/18/34	200,360	—	200,360
COP	2,864,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.63% (pays quarterly)	9/18/34	47,373	—	47,373
COP	13,811,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.64% (pays quarterly)	9/18/34	226,286	—	226,286
EUR	2,000	Receives	1-day Euro Short-Term Rate (pays annually)	2.60% (pays annually)	1/24/28	(8,588)	21	(8,567)
EUR	3,629	Pays	6-month EURIBOR (pays semi-annually)	3.03% (pays annually)	10/10/29	118,834	—	118,834
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.17% (pays annually)	10/17/29	48,198	—	48,198

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	1,781	Pays	6-month EURIBOR (pays semi-annually)	3.01% (pays annually)	10/27/29	$ 58,100	$ —	$ 58,100
EUR	400	Pays	6-month EURIBOR (pays semi-annually)	3.26% (pays annually)	10/17/32	26,813	—	26,813
EUR	800	Pays	6-month EURIBOR (pays semi-annually)	3.31% (pays annually)	10/18/32	57,122	—	57,122
EUR	800	Pays	6-month EURIBOR (pays semi-annually)	3.20% (pays annually)	10/19/32	50,279	—	50,279
GBP	5,154	Pays	1-day Sterling Overnight Index Average (pays annually)	4.56% (pays annually)	10/2/28	106,221	—	106,221
GBP	3,359	Pays	1-day Sterling Overnight Index Average (pays annually)	3.61% (pays annually)	12/20/28	(136,393)	—	(136,393)
GBP	3,359	Pays	1-day Sterling Overnight Index Average (pays annually)	3.64% (pays annually)	12/20/28	(130,422)	—	(130,422)
GBP	3,359	Pays	1-day Sterling Overnight Index Average (pays annually)	3.69% (pays annually)	12/20/28	(120,338)	—	(120,338)
GBP	3,422	Pays	1-day Sterling Overnight Index Average (pays annually)	3.72% (pays annually)	12/20/28	(117,508)	—	(117,508)
GBP	4,702	Pays	1-day Sterling Overnight Index Average (pays annually)	4.27% (pays annually)	12/20/28	(5,619)	—	(5,619)
GBP	4,698	Pays	1-day Sterling Overnight Index Average (pays annually)	4.28% (pays annually)	12/20/28	(2,822)	—	(2,822)
GBP	10,164	Pays	1-day Sterling Overnight Index Average (pays annually)	4.39% (pays annually)	12/20/28	59,057	—	59,057
GBP	5,082	Pays	1-day Sterling Overnight Index Average (pays annually)	4.59% (pays annually)	12/20/28	89,228	—	89,228
GBP	5,472	Pays	1-day Sterling Overnight Index Average (pays annually)	3.73% (pays annually)	3/20/29	(159,506)	—	(159,506)
GBP	5,472	Pays	1-day Sterling Overnight Index Average (pays annually)	3.76% (pays annually)	3/20/29	(151,445)	—	(151,445)
GBP	5,536	Pays	1-day Sterling Overnight Index Average (pays annually)	3.76% (pays annually)	3/20/29	(152,726)	—	(152,726)
GBP	5,472	Pays	1-day Sterling Overnight Index Average (pays annually)	3.77% (pays annually)	3/20/29	(147,576)	—	(147,576)
GBP	5,495	Pays	1-day Sterling Overnight Index Average (pays annually)	3.83% (pays annually)	3/20/29	(128,602)	—	(128,602)
GBP	2,074	Pays	1-day Sterling Overnight Index Average (pays annually)	4.03% (pays annually)	6/20/29	(14,128)	—	(14,128)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
GBP	2,074	Pays	1-day Sterling Overnight Index Average (pays annually)	4.05% (pays annually)	6/20/29	$ (11,406)	$ —	$ (11,406)
GBP	2,153	Pays	1-day Sterling Overnight Index Average (pays annually)	4.13% (pays annually)	6/20/29	(2,564)	—	(2,564)
GBP	2,100	Pays	1-day Sterling Overnight Index Average (pays annually)	4.14% (pays annually)	6/20/29	(451)	—	(451)
GBP	2,393	Pays	1-day Sterling Overnight Index Average (pays annually)	3.78% (pays annually)	12/18/29	(31,923)	—	(31,923)
GBP	2,397	Pays	1-day Sterling Overnight Index Average (pays annually)	3.81% (pays annually)	12/18/29	(28,640)	—	(28,640)
INR	1,195,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.94% (pays semi-annually)	12/18/29	(202,281)	—	(202,281)
INR	520,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.94% (pays semi-annually)	12/18/29	(87,507)	—	(87,507)
INR	522,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.95% (pays semi-annually)	12/18/29	(87,147)	—	(87,147)
INR	405,070	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.95% (pays semi-annually)	12/18/29	(67,005)	—	(67,005)
KRW	13,156,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.02% (pays quarterly)	9/18/34	12,047	—	12,047
KRW	12,669,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.03% (pays quarterly)	9/18/34	19,810	—	19,810
MXN	1,271,820	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.39% (pays monthly)	8/5/25	45,180	—	45,180
MXN	821,320	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.39% (pays monthly)	8/5/25	30,003	—	30,003
MXN	1,152,350	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.98% (pays monthly)	9/11/25	(148,475)	—	(148,475)
MXN	496,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.56% (pays monthly)	10/16/26	(134,410)	—	(134,410)
MXN	255,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.57% (pays monthly)	10/16/26	(65,584)	—	(65,584)
MXN	509,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.54% (pays monthly)	10/19/26	(142,042)	—	(142,042)
MXN	451,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.57% (pays monthly)	10/19/26	(113,600)	—	(113,600)
NZD	17,020	Pays	3-month NZD Bank Bill (pays quarterly)	3.51% (pays semi-annually)	9/18/29	(140,054)	—	(140,054)
NZD	13,000	Pays	3-month NZD Bank Bill (pays quarterly)	3.54% (pays semi-annually)	9/18/29	(96,311)	—	(96,311)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
NZD	17,000	Pays	3-month NZD Bank Bill (pays quarterly)	3.54% (pays semi-annually)	9/18/29	$ (124,550)	$ —	$ (124,550)
NZD	15,000	Pays	3-month NZD Bank Bill (pays quarterly)	3.55% (pays semi-annually)	9/18/29	(107,026)	—	(107,026)
NZD	19,290	Pays	3-month NZD Bank Bill (pays quarterly)	3.70% (pays semi-annually)	9/18/29	(57,832)	—	(57,832)
NZD	11,010	Pays	3-month NZD Bank Bill (pays quarterly)	3.81% (pays semi-annually)	9/18/29	1,010	—	1,010
NZD	16,000	Pays	3-month NZD Bank Bill (pays quarterly)	3.82% (pays semi-annually)	9/18/29	3,217	—	3,217
NZD	18,000	Pays	3-month NZD Bank Bill (pays quarterly)	3.85% (pays semi-annually)	9/18/29	19,369	—	19,369
NZD	6,235	Receives	3-month NZD Bank Bill (pays quarterly)	4.08% (pays semi-annually)	5/15/34	19,485	—	19,485
NZD	8,389	Receives	3-month NZD Bank Bill (pays quarterly)	4.10% (pays semi-annually)	5/15/34	17,414	—	17,414
NZD	7,360	Receives	3-month NZD Bank Bill (pays quarterly)	4.16% (pays semi-annually)	5/15/34	(4,960)	—	(4,960)
NZD	4,059	Receives	3-month NZD Bank Bill (pays quarterly)	4.16% (pays semi-annually)	5/15/34	(3,703)	—	(3,703)
TWD	108,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.26% (pays quarterly)	3/20/29	96,548	—	96,548
TWD	143,600	Receives	3-month TWD TAIBOR (pays quarterly)	1.27% (pays quarterly)	3/20/29	125,393	—	125,393
TWD	145,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.32% (pays quarterly)	3/20/29	117,309	—	117,309
TWD	343,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.33% (pays quarterly)	3/20/29	270,563	—	270,563
TWD	118,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.35% (pays quarterly)	3/20/29	89,979	—	89,979
TWD	473,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.36% (pays quarterly)	3/20/29	354,436	—	354,436
TWD	143,600	Receives	3-month TWD TAIBOR (pays quarterly)	1.37% (pays quarterly)	3/20/29	105,527	—	105,527
TWD	143,600	Receives	3-month TWD TAIBOR (pays quarterly)	1.38% (pays quarterly)	3/20/29	104,534	—	104,534
TWD	566,200	Receives	3-month TWD TAIBOR (pays quarterly)	1.64% (pays quarterly)	6/19/29	227,387	—	227,387
TWD	229,200	Receives	3-month TWD TAIBOR (pays quarterly)	1.95% (pays quarterly)	6/19/29	(14,091)	—	(14,091)
TWD	413,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.90% (pays quarterly)	9/18/29	17,205	—	17,205
TWD	427,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.90% (pays quarterly)	9/18/29	12,878	—	12,878
TWD	200,691	Receives	3-month TWD TAIBOR (pays quarterly)	1.62% (pays quarterly)	12/18/29	101,797	—	101,797
TWD	217,718	Receives	3-month TWD TAIBOR (pays quarterly)	1.62% (pays quarterly)	12/18/29	110,100	—	110,100
TWD	200,691	Receives	3-month TWD TAIBOR (pays quarterly)	1.63% (pays quarterly)	12/18/29	98,729	—	98,729

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	7,000	Receives	SOFR (pays annually)	3.35% (pays annually)	9/18/29	$ 150,523	$ —	$ 150,523
USD	12,190	Receives	SOFR (pays annually)	3.35% (pays annually)	9/18/29	258,797	—	258,797
USD	9,000	Receives	SOFR (pays annually)	3.36% (pays annually)	9/18/29	189,844	—	189,844
USD	10,000	Receives	SOFR (pays annually)	3.36% (pays annually)	9/18/29	209,846	—	209,846
USD	11,310	Receives	SOFR (pays annually)	3.38% (pays annually)	9/18/29	228,435	—	228,435
USD	10,000	Receives	SOFR (pays annually)	3.40% (pays annually)	9/18/29	191,832	—	191,832
USD	6,390	Receives	SOFR (pays annually)	3.42% (pays annually)	9/18/29	117,349	—	117,349
USD	10,000	Receives	SOFR (pays annually)	3.42% (pays annually)	9/18/29	182,962	—	182,962
Total						$1,166,456	$21	$1,166,477
Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Citibank, N.A.	MYR	64,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.62% (pays quarterly)	3/20/29	$ (44,664)
JPMorgan Chase Bank, N.A.	MYR	37,100	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	3/20/29	(29,829)
JPMorgan Chase Bank, N.A.	MYR	39,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	3/20/29	(30,980)
Nomura International PLC	MYR	78,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.60% (pays quarterly)	3/20/29	(39,384)
Standard Chartered Bank	MYR	39,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.62% (pays quarterly)	3/20/29	(27,217)
Total							$(172,074)
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Austria	$4,140	1.00% (pays quarterly)(1)	12/20/29	$ (172,788)	$ 165,335	$ (7,453)
Export-Import Bank of India	19,000	1.00% (pays quarterly)(1)	12/20/29	(456,628)	398,815	(57,813)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Credit Default Swaps - Buy Protection (Centrally Cleared) (continued)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Finland	$4,420	0.25% (pays quarterly)(1)	12/20/29	$ (16,483)	$ 7,425	$ (9,058)
Germany	17,910	0.25% (pays quarterly)(1)	12/20/29	(130,858)	123,464	(7,394)
Hungary	4,410	1.00% (pays quarterly)(1)	12/20/29	37,977	(58,401)	(20,424)
Malaysia	111,910	1.00% (pays quarterly)(1)	12/20/29	(3,173,365)	3,130,499	(42,866)
Poland	19,300	1.00% (pays quarterly)(1)	6/20/29	(322,714)	205,965	(116,749)
Poland	7,920	1.00% (pays quarterly)(1)	12/20/29	(126,988)	99,529	(27,459)
Qatar	5,300	1.00% (pays quarterly)(1)	12/20/29	(148,184)	142,097	(6,087)
Romania	3,920	1.00% (pays quarterly)(1)	12/20/29	74,946	(101,071)	(26,125)
Saudi Arabia	24,613	1.00% (pays quarterly)(1)	12/20/29	(456,865)	458,524	1,659
South Africa	150,650	1.00% (pays quarterly)(1)	12/20/29	5,906,397	(6,441,315)	(534,918)
South Africa	9,666	1.00% (pays quarterly)(1)	6/20/31	707,133	(977,746)	(270,613)
Sweden	8,470	0.25% (pays quarterly)(1)	12/20/29	(65,913)	46,216	(19,697)
Turkey	43,550	1.00% (pays quarterly)(1)	12/20/29	3,087,212	(3,380,361)	(293,149)
United Kingdom	17,630	1.00% (pays quarterly)(1)	12/20/29	(673,497)	641,934	(31,563)
Total				$4,069,382	$(5,539,091)	$(1,469,709)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount** (000's omitted)	Contract Annual Fixed Rate*	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Panama	Bank of America, N.A.	$ 2,208	1.00% (pays quarterly)(1)	1.74%	12/20/29	$ (70,967)	$ 80,872	$ 9,905
Panama	Citibank, N.A.	6,621	1.00% (pays quarterly)(1)	1.74	12/20/29	(212,622)	190,053	(22,569)
Panama	Goldman Sachs International	6,600	1.00% (pays quarterly)(1)	1.74	12/20/29	(211,948)	216,445	4,497
Panama	Goldman Sachs International	6,620	1.00% (pays quarterly)(1)	1.74	12/20/29	(212,590)	200,078	(12,512)
Panama	Goldman Sachs International	11,040	1.00% (pays quarterly)(1)	1.74	12/20/29	(378,819)	391,698	12,879
Petroleos Mexicanos	Bank of America, N.A.	18,707	1.00% (pays quarterly)(1)	1.48	3/20/25	(12,244)	118,847	106,603

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Credit Default Swaps - Sell Protection (OTC) (continued)
Reference Entity	Counterparty	Notional Amount** (000's omitted)	Contract Annual Fixed Rate*	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Petroleos Mexicanos	Citibank, N.A.	$ 3,085	1.00% (pays quarterly)(1)	1.48%	12/20/24	$ 1,568	$ 2,503	$ 4,071
Petroleos Mexicanos	Deutsche Bank AG	25,105	4.00% (pays monthly)	2.44	7/6/26	305,014	—	305,014
Vietnam	Bank of America, N.A.	1,000	1.00% (pays quarterly)(1)	1.00	12/20/29	1,215	(2,752)	(1,537)
Vietnam	BNP Paribas	2,000	1.00% (pays quarterly)(1)	1.00	12/20/29	2,431	(5,503)	(3,072)
Vietnam	Goldman Sachs International	5,600	1.00% (pays quarterly)(1)	1.00	12/20/29	6,806	(15,409)	(8,603)
Total		$88,586				$(782,156)	$1,176,832	$394,676
Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Czech Republic	JPMorgan Chase Bank, N.A.	$ 3,580	1.00% (pays quarterly)(1)	12/20/29	$(119,968)	$ 117,586	$ (2,382)
Dubai	Barclays Bank PLC	3,357	1.00% (pays quarterly)(1)	12/20/24	(7,651)	(1,497)	(9,148)
Dubai	Barclays Bank PLC	5,058	1.00% (pays quarterly)(1)	12/20/24	(11,527)	(2,257)	(13,784)
Saudi Arabia	Barclays Bank PLC	14,533	1.00% (pays quarterly)(1)	6/20/31	(223,853)	(177,597)	(401,450)
Saudi Arabia	Barclays Bank PLC	28,800	1.00% (pays quarterly)(1)	12/20/34	(123,927)	118,039	(5,888)
Total					$(486,926)	$54,274	$(432,652)
*	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2024, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $88,586,000.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
BNP Paribas	USD	74,500	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.12% (pays upon termination)	2/26/25	$ 42,480
Citibank, N.A.	USD	16,415	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.12% (pays upon termination)	2/18/25	10,430
Citibank, N.A.	USD	8,600	Excess Return on Citi Commodities F6 vs F0 Carry Index (pays upon termination)	Excess Return on Citi Commodities Index + 0.20% (pays upon termination)	2/14/25	14,927
JPMorgan Chase Bank, N.A.	USD	6,500	Excess Return on USD - SOFR Compunded Index minus 0.50% plus Negative Return on J.P.Morgan EMBI Global Diversified Index (pays upon termination)	Positive Return on J.P. Morgan EMBI Global Diversified Index (pays upon termination)	12/9/24	131,664
						$199,501
Abbreviations:
ADR	– American Depositary Receipt
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
GDP	– Gross Domestic Product
HICP	– Harmonised Indices of Consumer Prices

KLIBOR	– Kuala Lumpur Interbank Offered Rate
MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SAIBOR	– Saudi Arabian Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TAIBOR	– Taipei Interbank Offered Rate
TLREF	– Turkish Lira Overnight Reference Rate

Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
ARS	– Argentine Peso
AUD	– Australian Dollar
BHD	– Bahraini Dinar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
ETB	– Ethiopian Birr
EUR	– Euro
GBP	– British Pound Sterling

GEL	– Georgian Lari
GHS	– Ghanaian Cedi
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KES	– Kenyan Shilling
KRW	– South Korean Won
KZT	– Kazakhstani Tenge
LKR	– Sri Lankan Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
NOK	– Norwegian Krone

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2024
Consolidated Portfolio of Investments — continued

NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PHP	– Philippine Peso
PKR	– Pakistan Rupee
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RSD	– Serbian Dinar
SAR	– Saudi Riyal
SEK	– Swedish Krona

SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
VND	– Viet Nam Dong
ZAR	– South African Rand

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2024
Consolidated Statement of Assets and Liabilities

October 31, 2024
Assets
Unaffiliated investments, at value (identified cost $1,603,515,144)	$1,584,035,713
Affiliated investments, at value (identified cost $128,853,494)	128,853,494
Deposits for derivatives collateral:
Centrally cleared derivatives	42,016,498
OTC derivatives	2,431,000
Cash collateral for securities sold short	166,238,757
Foreign currency, at value (identified cost $25,675,491)	25,635,677
Interest and dividends receivable	20,926,997
Dividends receivable from affiliated investments	401,870
Receivable for investments sold	25,312,486
Receivable for variation margin on open futures contracts	277,863
Receivable for open forward foreign currency exchange contracts	19,749,667
Receivable for open swap contracts	642,470
Upfront payments on open OTC swap contracts	205,015
Receivable for closed swap contracts	398,262
Tax reclaims receivable	1,005
Trustees' deferred compensation plan	291,615
Total assets	$2,017,418,389
Liabilities
Cash collateral due to brokers	$2,431,000
Payable for reverse repurchase agreements, including accrued interest of $14,990	13,782,333
Written options outstanding, at value (premiums received $77,130)	81,190
Payable for investments purchased	9,803,656
Payable for securities sold short, at value (proceeds $193,833,660)	194,613,884
Payable for variation margin on open centrally cleared derivatives	654,536
Payable for open forward foreign currency exchange contracts	17,285,961
Payable for open swap contracts	653,019
Upfront receipts on open OTC swap contracts	1,436,121
Due to custodian	2,544,268
Payable to affiliates:
Investment adviser fee	872,017
Trustees' fees	9,045
Trustees' deferred compensation plan	291,615
Interest payable on securities sold short	1,299,526
Accrued foreign capital gains taxes	9,574
Accrued expenses and other liabilities	1,075,162
Total liabilities	$246,842,907
Net Assets applicable to investors' interest in Portfolio	$1,770,575,482

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2024
Consolidated Statement of Operations

Year Ended
October 31, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $261,383)	$3,289,376
Dividend income from affiliated investments	7,076,568
Interest income (net of foreign taxes withheld of $1,190,792)	126,920,437
Other income	925,252
Total investment income	$138,211,633
Expenses
Investment adviser fee	$10,004,746
Trustees’ fees and expenses	105,169
Custodian fee	1,323,564
Legal and accounting services	170,518
Interest expense and fees	801,300
Interest and dividend expense on securities sold short	6,154,237
Miscellaneous	72,788
Total expenses	$18,632,322
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$199,887
Total expense reductions	$199,887
Net expenses	$18,432,435
Net investment income	$119,779,198
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $162,318)	$(9,604,414)
Written options	229,223
Securities sold short	(2,380,519)
Futures contracts	(9,503,565)
Swap contracts	(22,500,761)
Foreign currency transactions	2,163,700
Forward foreign currency exchange contracts	(17,734,848)
Net realized loss	$(59,331,184)
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $6,527)	$81,021,383
Written options	(62,547)
Securities sold short	(5,913,890)
Futures contracts	(4,683,987)
Swap contracts	486,090
Foreign currency	394,571
Forward foreign currency exchange contracts	9,199,002
Net change in unrealized appreciation (depreciation)	$80,440,622
Net realized and unrealized gain	$21,109,438
Net increase in net assets from operations	$140,888,636

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2024
Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$119,779,198	$113,439,876
Net realized loss	(59,331,184)	(180,694,373)
Net change in unrealized appreciation (depreciation)	80,440,622	230,134,183
Net increase in net assets from operations	$140,888,636	$162,879,686
Capital transactions:
Contributions	$161,853,240	$98,428,362
Withdrawals	(324,302,845)	(324,965,141)
Net decrease in net assets from capital transactions	$(162,449,605)	$(226,536,779)
Net decrease in net assets	$(21,560,969)	$(63,657,093)
Net Assets
At beginning of year	$1,792,136,451	$1,855,793,544
At end of year	$1,770,575,482	$1,792,136,451

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2024
Consolidated Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2024	2023	2022	2021	2020
Ratios (as a percentage of average daily net assets):(1)
Total expenses(2)	1.10%	1.02%	0.73%	0.70%	0.66%
Net expenses(2)	1.09%(3)	1.01%(3)	0.73%(3)	0.70%	0.66%
Net investment income	7.07%	6.26%	5.49%	4.60%	4.53%
Portfolio Turnover	156%	96%	81%	88%	81%
Total Return	8.70%	9.29%	(3.93)%	4.52%	4.03%
Net assets, end of year (000’s omitted)	$1,770,575	$1,792,136	$1,855,794	$2,563,864	$3,165,729
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.41%, 0.37%, 0.08%, 0.06% and 0.01% of average daily net assets for the years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.01%, 0.01% and less than 0.01% of average daily net assets for the years ended October 31, 2024, 2023 and 2022, respectively).

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2024
Notes to Consolidated Financial Statements

1  Significant Accounting Policies
Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2024, Eaton Vance Global Macro Absolute Return Fund held an interest of approximately 100% in the Portfolio.
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at October 31, 2024 were $12,067,884 or 0.7% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Equity Securities. Equity securities (common stocks and exchange-traded funds) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.
Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Global Macro Portfolio
October 31, 2024
Notes to Consolidated Financial Statements — continued

Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (the “EU reclaims”). These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, the EU reclaims are recorded as income only when the likelihood of their receipt becomes certain.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.
As of October 31, 2024, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

Global Macro Portfolio
October 31, 2024
Notes to Consolidated Financial Statements — continued

G  Use of Estimates—The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Financial and Commodities Futures Contracts—Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or commodity, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J   Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. An option on a futures contract gives the holder the right to enter into a specified futures contract. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
L  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. The Portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
M  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of

Global Macro Portfolio
October 31, 2024
Notes to Consolidated Financial Statements — continued

the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
N  Inflation Swaps—Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.
O  Cross-Currency Swaps—Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
P  Credit Default Swaps—When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 10. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Q  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
R  Swaptions—A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

Global Macro Portfolio
October 31, 2024
Notes to Consolidated Financial Statements — continued

S  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
T  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.
U  Securities Sold Short—A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.
V  Stripped Mortgage-Backed Securities—The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. The Portfolio and Subsidiary each pay BMR a fee computed at an annual rate as a percentage of its respective average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.615%
$500 million but less than $1 billion	0.595%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2 billion	0.555%
$2 billion but less than $3 billion	0.520%
$3 billion but less than $5 billion	0.490%
$5 billion but less than $10 billion	0.475%
$10 billion and over	0.465%

Global Macro Portfolio
October 31, 2024
Notes to Consolidated Financial Statements — continued

BMR contractually agreed to reduce its investment advisory fee rate on average daily net assets of $5 billion and over from 0.490% to the rates as stated above. This contractual reduction cannot be terminated or reduced without Trustee and shareholder approval. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the year ended October 31, 2024, the Portfolio’s investment adviser fee amounted to $10,004,746 or 0.59% of the Portfolio’s consolidated average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended October 31, 2024, the investment adviser fee paid was reduced by $199,887 relating to the Portfolio’s investment in the Liquidity Fund.
Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the year ended October 31, 2024 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$1,631,596,894	$1,495,866,472
U.S. Government and Agency Securities	98,254,061	155,780,957
	$1,729,850,955	$1,651,647,429
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts, reverse repurchase agreements and  the Portfolio's investment in the Subsidiary at October 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,896,752,850
Gross unrealized appreciation	$56,959,380
Gross unrealized depreciation	(237,807,832)
Net unrealized depreciation	$(180,848,452)

Global Macro Portfolio
October 31, 2024
Notes to Consolidated Financial Statements — continued

5  Restricted Securities
At October 31, 2024, the Portfolio owned the following securities (representing 0.8% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Insurance Linked Securities
Mt. Logan Re Ltd., Series A-1	12/30/20	4,400	$ 4,400,000	$ 7,647,627
PartnerRe ILS Fund SAC Ltd.	1/2/24	5,700,000	5,700,000	6,427,890
Total Restricted Securities			$10,100,000	$14,075,517
6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, swaptions, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2024 is included in the Consolidated Portfolio of Investments. At October 31, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and options thereon and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: During the year ended October 31, 2024, the Portfolio entered into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: During the year ended October 31, 2024, the Portfolio utilized various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2024, the fair value of derivatives with credit-related contingent features in a net liability position was $19,125,341. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $4,389,096 at October 31, 2024.
The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or

Global Macro Portfolio
October 31, 2024
Notes to Consolidated Financial Statements — continued

insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2024. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

Global Macro Portfolio
October 31, 2024
Notes to Consolidated Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2024 was as follows:
	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$1,196,600	$ —	$ —	$391,401	$31	$1,588,032
Not applicable	—	9,813,665*	948,221*	13,076,860*	9,904,962*	33,743,708
Receivable for open forward foreign currency exchange contracts	—	—	—	19,749,667	—	19,749,667
Receivable/Payable for open swap contracts; Upfront payments/receipts on open OTC swap contracts	67,837	317,034	—	—	131,664	516,535
Total Asset Derivatives	$1,264,437	$10,130,699	$948,221	$33,217,928	$10,036,657	$55,597,942
Derivatives not subject to master netting or similar agreements	$1,196,600	$9,813,665	$948,221	$13,076,860	$9,904,962	$34,940,308
Total Asset Derivatives subject to master netting or similar agreements	$67,837	$317,034	$ —	$20,141,068	$131,695	$20,657,634
Written options outstanding, at value	$ —	$ —	$ —	$(81,190)	$ —	$(81,190)
Not applicable	(146,543)*	(5,744,283)*	(319,379)*	(5,897,147)*	(9,951,963)*	(22,059,315)
Payable for open forward foreign currency exchange contracts	—	—	—	(17,285,961)	—	(17,285,961)
Payable/Receivable for open swap contracts; Upfront payments/receipts on open OTC swap contracts	—	(1,586,116)	—	—	(172,074)	(1,758,190)
Total Liability Derivatives	$(146,543)	$(7,330,399)	$(319,379)	$(23,264,298)	$(10,124,037)	$(41,184,656)
Derivatives not subject to master netting or similar agreements	$(146,543)	$(5,744,283)	$(319,379)	$(5,897,147)	$(9,951,963)	$(22,059,315)
Total Liability Derivatives subject to master netting or similar agreements	$ —	$(1,586,116)	$ —	$(17,367,151)	$(172,074)	$(19,125,341)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of October 31, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Australia and New Zealand Banking Group Limited	$84,622	$ —	$ —	$ —	$84,622	$ —
Bank of America, N.A.	1,366,886	(912,876)	(454,010)	—	—	—
Barclays Bank PLC	378,435	(378,435)	—	—	—	—

Global Macro Portfolio
October 31, 2024
Notes to Consolidated Financial Statements — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
BNP Paribas	$469,612	$(427,132)	$ —	$ —	$42,480	$ —
Citibank, N.A.	1,518,861	(842,767)	—	(676,094)	—	941,000
Credit Agricole Corporate and Investment Bank	67,959	(31,298)	—	—	36,661	—
Deutsche Bank AG	309,558	(148,238)	—	(130,000)	31,320	130,000
Goldman Sachs International	580,111	(580,111)	—	—	—	—
HSBC Bank USA, N.A.	564,921	(564,921)	—	—	—	—
ICBC Standard Bank plc	457,419	(6,543)	—	(280,000)	170,876	280,000
JPMorgan Chase Bank, N.A.	1,965,164	(972,157)	—	(993,007)	—	1,080,000
Standard Chartered Bank	11,805,371	(8,482,350)	(1,217,425)	—	2,105,596	—
State Street Bank and Trust Company	283,083	(254,908)	—	—	28,175	—
UBS AG	805,632	(673,453)	(132,179)	—	—	—
	$20,657,634	$(14,275,189)	$(1,803,614)	$(2,079,101)	$2,499,730	$2,431,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Bank of America, N.A.	$(912,876)	$912,876	$ —	$ —	$ —	$ —
Barclays Bank PLC	(859,281)	378,435	291,472	—	(189,374)	—
BNP Paribas	(2,282,370)	427,132	1,677,234	—	(178,004)	—
Citibank, N.A.	(842,767)	842,767	—	—	—	—
Credit Agricole Corporate and Investment Bank	(31,298)	31,298	—	—	—	—
Deutsche Bank AG	(148,238)	148,238	—	—	—	—
Goldman Sachs International	(2,652,371)	580,111	1,887,107	—	(185,153)	—
HSBC Bank USA, N.A.	(954,693)	564,921	389,772	—	—	—
ICBC Standard Bank plc	(6,543)	6,543	—	—	—	—
JPMorgan Chase Bank, N.A.	(972,157)	972,157	—	—	—	—
Nomura International PLC	(39,384)	—	39,384	—	—	—
Societe Generale	(12,652)	—	—	—	(12,652)	—
Standard Chartered Bank	(8,482,350)	8,482,350	—	—	—	—
State Street Bank and Trust Company	(254,908)	254,908	—	—	—	—
UBS AG	(673,453)	673,453	—	—	—	—
	$(19,125,341)	$14,275,189	$4,284,969	$ —	$(565,183)	$ —
Total — Deposits for derivatives collateral — OTC derivatives						$2,431,000
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
Information with respect to reverse repurchase agreements at October 31, 2024 is included at Note 8.

Global Macro Portfolio
October 31, 2024
Notes to Consolidated Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2024 was as follows:
Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions(1)	$(972,240)	$ —	$ —	$(1,888,076)	$ —	$(2,860,316)
Written options	—	—	—	229,223	—	229,223
Futures contracts	(513,100)	—	(4,376,756)	—	(4,613,709)	(9,503,565)
Swap contracts	1,990,123	(24,324,721)	530,118	—	(696,281)	(22,500,761)
Forward foreign currency exchange contracts	—	—	—	(17,734,848)	—	(17,734,848)
Total	$504,783	$(24,324,721)	$(3,846,638)	$(19,393,701)	$(5,309,990)	$(52,370,267)
Change in unrealized appreciation (depreciation):
Investments(1)	$(523,520)	$ —	$ —	$(175,609)	$(152,366)	$(851,495)
Written options	—	—	—	(62,547)	—	(62,547)
Futures contracts	119,616	—	(273,311)	—	(4,530,292)	(4,683,987)
Swap contracts	47,668	(3,403,291)	652,560	—	3,189,153	486,090
Forward foreign currency exchange contracts	—	—	—	9,199,002	—	9,199,002
Total	$(356,236)	$(3,403,291)	$379,249	$8,960,846	$(1,493,505)	$4,087,063
(1)	Relates to purchased options.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2024, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Purchased Swaptions	Swap Contracts
$50,748,000	$334,139,000	$1,962,048,000	$18,066,000	$2,238,033,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the year ended October 31, 2024, which are indicative of the volume of these derivative types, were approximately $59,944,000 and $15,172,000, respectively.
The average number of purchased options contracts outstanding during the year ended October 31, 2024, which is indicative of the volume of this derivative type, was 521.
7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2024.

Global Macro Portfolio
October 31, 2024
Notes to Consolidated Financial Statements — continued

8  Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of October 31, 2024 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)		Principal Amount	Value Including Accrued Interest
JPMorgan Chase Bank, N.A.	10/22/24	On Demand(1)	4.90%	NZD	23,033,866	$13,782,333
Total						$13,782,333
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At October 31, 2024, the type of securities pledged as collateral for all open reverse repurchase agreements was Sovereign Government Bonds.
For the year ended October 31, 2024, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $13,495,000 and 5.61%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at October 31, 2024. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2024.
Reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.
The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Portfolio as of October 31, 2024.
Counterparty	Repurchase Agreements	Liabilities Available for Offset	Securities Collateral Received(a)	Cash Collateral Received(a)	Net Amount(b)
Bank of America, N.A.	$14,676,198	$ —	$(14,564,691)	$ —	$111,507
Barclays Bank PLC	47,173,835	—	(44,234,293)	—	2,939,542
Nomura International PLC	35,490,973	—	(34,029,337)	—	1,461,636
	$97,341,006	$ —	$(92,828,321)	$ —	$4,512,685
Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount(c)
JPMorgan Chase Bank, N.A.	$(13,782,333)	$ —	$13,782,333	$ —	$ —
*	Including accrued interest.
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Global Macro Portfolio
October 31, 2024
Notes to Consolidated Financial Statements — continued

9  Affiliated Investments
At October 31, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $128,853,494, which represents 7.3% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended October 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$283,898,491	$1,334,470,942	$(1,489,515,939)	$ —	$ —	$128,853,494	$7,076,568	128,853,494
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2024, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 65,988,347	$ —	$ 65,988,347
Common Stocks	16,129,228	65,915,292*	—	82,044,520
Convertible Bonds	—	65,446	—	65,446
Foreign Corporate Bonds	—	68,927,941	0	68,927,941
Insurance Linked Securities	—	—	20,806,857	20,806,857
Loan Participation Notes	—	—	15,771,698	15,771,698
Rights	—	43,635	—	43,635
Senior Floating-Rate Loans	—	6,544,169	—	6,544,169
Sovereign Government Bonds	—	854,199,762	—	854,199,762
Sovereign Loans	—	58,153,884	—	58,153,884
U.S. Government Agency Mortgage-Backed Securities	—	4,784,828	—	4,784,828
U.S. Government Guaranteed Small Business Administration Loans	—	3,280,162	—	3,280,162
U.S. Treasury Obligations	—	77,264,005	—	77,264,005
Short-Term Investments:
Affiliated Fund	128,853,494	—	—	128,853,494
Repurchase Agreements	—	97,341,006	—	97,341,006
Sovereign Government Securities	—	96,438,033	—	96,438,033
U.S. Treasury Obligations	—	130,793,388	—	130,793,388
Purchased Currency Options	—	391,401	—	391,401
Purchased Interest Rate Swaptions	—	31	—	31

Global Macro Portfolio
October 31, 2024
Notes to Consolidated Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Purchased Put Options	$ 1,196,600	$ —	$ —	$ 1,196,600
Total Investments	$146,179,322	$1,530,131,330	$36,578,555	$1,712,889,207
Forward Foreign Currency Exchange Contracts	$ —	$ 32,826,527	$ —	$ 32,826,527
Futures Contracts	2,025,092	632,909	—	2,658,001
Swap Contracts	—	18,525,382	—	18,525,382
Total	$148,204,414	$1,582,116,148	$36,578,555	$1,766,899,117
Liability Description
Securities Sold Short	$(93,378,572)	$ (101,235,312)	$ —	$ (194,613,884)
Written Currency Options	—	(81,190)	—	(81,190)
Forward Foreign Currency Exchange Contracts	—	(23,183,108)	—	(23,183,108)
Futures Contracts	(3,517,953)	—	—	(3,517,953)
Swap Contracts	—	(14,402,405)	—	(14,402,405)
Total	$(96,896,525)	$ (138,902,015)	$ —	$ (235,798,540)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Foreign Corporate Bonds	Insurance Linked Securities	Loan Participation Notes	Senior Floating-Rate Loans	Miscellaneous	Total
Balance as of October 31, 2023	$572,723	$0	$15,481,804	$21,688,264	$278,045	$0	$38,020,836
Realized gains (losses)	(273,212)	—	1,470,879	(1,554,468)	(283,405)	263,333	(376,873)
Change in net unrealized appreciation (depreciation)	(299,511)	—	2,972,432	1,269,224	479,191	—	4,421,336
Cost of purchases	—	—	11,400,000	—	—	—	11,400,000
Proceeds from sales, including return of capital	—	—	(10,518,258)	(6,023,615)	(489,492)	(263,333)	(17,294,698)
Accrued discount (premium)	—	—	—	392,293	15,661	—	407,954
Transfers to Level 3	—	—	—	—	—	—	—
Transfers from Level 3	—	—	—	—	—	—	—
Balance as of October 31, 2024	$ —	$0	$20,806,857	$15,771,698	$ —	$ —	$36,578,555
Change in net unrealized appreciation (depreciation) on investments still held as of October 31, 2024	$ —	$ —	$4,174,532	$(3,966)	$ —	$ —	$4,170,566

Global Macro Portfolio
October 31, 2024
Notes to Consolidated Financial Statements — continued

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of October 31, 2024:
Type of Investment	Fair Value as of October 31, 2024	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Insurance Linked Securities***	14,075,517	Adjusted Net Asset Value	Adjustment to Net Asset Value	N/A	Increase
Loan Participation Notes	15,771,698	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	5.10% - 6.10%**	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 5.72% based on relative principal amounts.
***	The Portfolio’s investments in Reinsurance Side Cars of $6,731,340 were primarily valued on the basis of broker quotations.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

Global Macro Portfolio
October 31, 2024
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of Global Macro Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2024, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2024, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 20, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Global Macro Absolute Return Fund
October 31, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Global Macro Absolute Return Fund
October 31, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Global Macro Absolute Return Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Global Macro Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), and the sub-advisory agreement between EVM and Eaton Vance Advisers International Ltd. (the “Sub-adviser”), an affiliate of the Advisers, with respect to the Fund, and the sub-advisory agreement between BMR and the Sub-adviser, with respect to

Eaton Vance
Global Macro Absolute Return Fund
October 31, 2024
Board of Trustees’ Contract Approval — continued

the Portfolio, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”) and the sub-advisory agreements for the Fund and the Portfolio (together, the “sub-advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements and sub-advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser and the Sub-adviser, respectively.
The Board considered each Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Fund and the Portfolio, including recent changes to such personnel. The Board considered each Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreements and the abilities and experience of the Sub-adviser’s investment professionals in implementing the investment strategies of the Fund and the Portfolio. In particular, the Board considered the expertise of the Sub-adviser’s investment professionals with respect to global markets and in-house research capabilities. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund and the Portfolio of having portfolio management services involving investments in international securities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of each Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Board considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to manage the Fund’s general market exposures, either by investing in specific securities or through the use of certain derivatives.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement and the applicable sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary.

Eaton Vance
Global Macro Absolute Return Fund
October 31, 2024
Board of Trustees’ Contract Approval — continued

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by each Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

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EAGMX-NCSR    10.31.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Portfolio’s Board of Trustees since the Portfolio last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	December 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	December 23, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	December 23, 2024